Filed with the Securities and Exchange Commission on April 25, 2024

1933 Act Registration File No. 333-173481
1940 Act File No. 811-22548

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	27	[	X	]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	28	[	X	]
(Check appropriate box or boxes.)

WALL STREET EWM FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)
Evercore Wealth Management, LLC
55 East 52nd Street, 23rd Floor, New York, New York 10055
(Address of Principal Executive Offices)(Zip Code)
Registrant's Telephone Number, including Area Code: (212) 822-7620
Frederick Taylor, President
Wall Street EWM Funds Trust
c/o Evercore Wealth Management, LLC
55 East 52nd Street, 23rd Floor, New York, New York 10055
(Name and Address of Agent for Service)

Copies of all communications to:

Marissa Pawlinski	Mark Amorosi
U.S. Bank Global Fund Services	K&L Gates LLP
777 E. Wisconsin Avenue	1601 K Street, NW
Milwaukee, WI 53202	Washington, DC 20006
It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On April 30, 2024 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment No. 27 to the Registration Statement of Wall Street EWM Funds Trust (the “Trust”) is being filed to add the audited financial statements and certain related financial information for the fiscal year ended December 31, 2023, for the Trust’s series: Evercore Equity Fund, and to update other information and make other non-material changes to the Evercore Equity Fund's prospectus and statement of additional information.

(Symbol: EWMCX)

PROSPECTUS
April 30, 2024

The Fund seeks long-term growth of capital.

Please read this Prospectus and keep it for future reference.
It contains important information, including information on how the Fund invests and the services it offers to shareholders.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

EVERCORE EQUITY FUND
55 East 52nd Street, 23rd Floor
New York, New York 10055
1‑800‑443‑4693
http://www.evercoreequityfund.com
e-mail: evercoreequityfund@evercore.com

SUMMARY SECTION

Investment Objective
The investment objective of the Evercore Equity Fund (the “Fund”) is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.93%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$95	$296	$515	$1,143

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 9.66% of the average value of its portfolio.

Principal Investment Strategies
The Fund attempts to achieve its investment objective of long-term growth of capital by investing principally in a diversified portfolio of domestic common stocks. There can be no assurance that the Fund’s investment objective will be achieved. The Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Although the Fund invests primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities, either directly or indirectly, through investments in American Depositary Receipts (“ADRs”).

The Fund may invest in large, medium and small capitalization companies. Evercore Wealth Management, LLC (the “Adviser”) uses a fundamental analysis of financial measures of companies in which it may invest, including pre-tax margins, return on equity and cash flow, and
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earnings. The Adviser further evaluates the capital allocation strategy of these companies. The Adviser continuously monitors the Fund’s investments and assesses whether an investment’s fundamentals justify holding or selling that particular security. In practical application, the Fund attempts to attain its investment objective by relying on two fundamental practices:

•Careful selection of securities – the Adviser selects investments based on the fundamental operating performance of individual companies relative to other available investments.

•Broad diversification among industries – the Adviser believes that industry diversification is fundamental to spreading the risk that is inherent in any single investment while recognizing that such risk cannot be eliminated.

Principal Risks
The value of your investment will go up and down, and you could lose money by investing in the Fund. The following principal risks can affect the value of your investment:

•Market Risk.  The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect Fund performance. Securities markets also may experience long periods of decline in value. The value of a security may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as changes in inflation or interest rates or investor expectations concerning such rates, or adverse investor sentiment generally. Changes in the financial condition of a single issuer can impact a market as a whole. Geo-political risks, including terrorism, tensions, war or other open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental or natural disasters or pandemics, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

•Equity Risk. The market value of stocks or other equity securities held by the Fund may fluctuate more dramatically than other asset classes over a shorter period of time. These price movements may result from changes in an issuer’s financial condition as well as general market, economic, and political conditions and other factors.

•Management Risk. The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect or fail to produce the intended results.

•Smaller Companies Risk. Securities of smaller companies may be more volatile and less liquid than the securities of larger capitalization companies. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.
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•Medium and Large Companies Risk. Compared to smaller companies, medium- and large capitalization companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. Compared to larger companies, medium size companies may have a shorter history of operations, and may have limited product lines, markets for their products or services or financial resources as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount.

•Foreign Securities Risk. Investments in foreign securities, including ADRs, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

•Dividend Risk. Dividends received on common stocks are not fixed but are declared at the discretion of an issuer’s board of directors. There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that if declared they will remain at current levels or increase over time. A portion of the distributions that the Fund receives may be a return of capital.

•Liquidity Risk.  From time to time, there may be little or no active trading market for a particular investment in which the Fund may invest or is invested. In such a market, the value of the Fund’s investments and the Fund's share price may fall. Illiquid investments may be difficult or impossible to sell or purchase at an advantageous time or price.

Bar Chart and Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of an additional index of securities with characteristics similar to those that the Fund typically holds. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at http://www.evercoreequityfund.com, or by calling the Fund toll-free at 1-800-443-4693.

The Fund has adopted the performance, history and financial statements of its predecessor fund, the Wall Street Fund, which was advised by the Adviser and had substantially the same investment objective and strategies as the Fund (the “Predecessor Fund”), as a result of the reorganization of the Predecessor Fund into the Fund on October 1, 2014. Accordingly, the performance information shown below for periods prior to October 1, 2014 is that of the Predecessor Fund. Prior to May 1, 2021, the Fund had a secondary investment objective of income generation through the selection of dividend paying securities.

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Year-by-Year Total Return as of December 31

Best Quarter Q2 2020: 25.21%
Worst Quarter Q1 2020: -19.22%

Average Annual Total Returns as of December 31, 2023:

Evercore Equity Fund	1 Year	5 Years	10 Years
Return Before Taxes	27.95%	17.54%	12.28%
Return After Taxes on Distributions	27.79%	17.14%	11.68%
Return After Taxes on Distributions and Sale of Fund Shares	16.66%	14.21%	10.05%
Standard & Poor’s 500® Index (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund’s shares were sold at the end of the specified period. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Investment Adviser. Evercore Wealth Management, LLC is the Fund’s investment adviser.

Portfolio Managers. Timothy Evnin, Partner and Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund (including the Predecessor Fund) since 2010. Charles D. Ryan, Partner and Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund
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(including the Predecessor Fund) since December 2011. Michael Seppelt, Partner and Portfolio Manager of the Adviser, has also served as a portfolio manager of the Fund.

Purchase and Sale of Fund Shares. You may purchase or redeem shares by mail (Evercore Equity Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), or by telephone at 1‑800‑443‑4693. Transactions will occur only on days the New York Stock Exchange (“NYSE”) is open. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial investment for regular accounts (including IRAs) is $1,000. The minimum initial investment for automatic investment plans is $1,000. The minimum investment for subsequent investments is $100.

Tax Information. The Fund’s distributions generally are taxable to you as ordinary income or long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or IRA.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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INVESTMENT OBJECTIVE AND POLICIES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVE AND STRATEGIES
The Fund’s investment objective is long-term growth of capital. The Fund attempts to achieve this investment objective by investing principally in a diversified portfolio of domestic common stocks. The Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund will not change this policy without providing shareholders at least 60 days written notice. There can be no assurance that the Fund’s investment objective will be achieved. The Fund considers equity securities to include, among others, common stocks, preferred stocks, securities convertible into common stocks, and shares of real estate investment trusts (REITs). Although the Fund invests primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities, either directly or indirectly through investments in ADRs.

The Fund may invest in large, medium and small capitalization companies. The Adviser uses a fundamental analysis of financial measures of companies in which it may invest, including pre-tax margins, return on equity and cash flow, and earnings. The Adviser further evaluates the capital allocation strategy of these companies.

The Adviser continuously monitors the Fund’s investments and assesses whether an investment’s fundamentals justify holding or selling that particular security.

In practical application, the Fund attempts to attain its investment objective by relying on two fundamental practices:

▪Careful selection of securities – the Adviser selects investments based on the fundamental operating performance of individual companies relative to other available investments.

▪Broad diversification among industries – the Adviser believes that industry diversification is fundamental to spreading the risk that is inherent in any single investment while recognizing that such risk cannot be eliminated.

The Fund’s investment objective may be changed without the approval of the Fund’s shareholders, upon 60 days written notice to shareholders.

Temporary Investments
The Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the Fund may be unable to pursue its investment objective because it may not invest or may invest less in securities of companies that the Adviser believes have growth potential.

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RELATED RISKS
The Fund is not designed to offer a complete or balanced investment program. Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short-term. There can be no guarantee that the Fund will achieve its goal. The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment will go up and down, and you could lose money by investing in the Fund.

Risk is the chance that you will lose your money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Some of the risks, including the principal risks, of investing in the Fund are discussed below. However, other factors may also affect the Fund’s investment results. Refer to the Fund’s Statement of Additional Information for further discussion on the risks associated with investments in the Fund.

Market Risk. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect Fund performance. Securities markets also may experience long periods of decline in value. The value of a security can be more volatile than the market as a whole and can perform differently from the market as a whole. Any issuer of securities may perform poorly, causing the value of its securities to decline. Poor performance may be caused by a variety of factors, such as poor management decisions; reduced demand for the issuer’s goods or services; competitive pressures; negative perception in the marketplace; loss of major customers; strategic initiatives such as mergers or acquisitions and the market response to any such initiatives; and the historical and prospective earnings of the issuer. The value of a security also may decline due to general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, recessions, or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Even when securities markets perform well, there can be no assurance that the investments held by the Fund will increase in value along with the broader market. Changes in the financial condition of (or other event affecting) a single issuer can impact an individual sector or industry, or the securities markets as a whole. The value of a security also may decline due to factors that affect a particular sector or industry.

Geopolitical events, including acts of terrorism, tensions, war or other open conflicts between nations, or political or economic dysfunction within some nations that are global economic powers or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. World markets, or those in a particular region, may all react in similar fashion to important economic, political or other developments. Events such as environmental and natural disasters or other catastrophes, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions (or failure to react) to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy. Impacts from climate change may include significant risks to global financial assets and economic growth. The extent and duration of such events and resulting market disruptions could be substantial and could magnify the impact of other risks to the Fund. The value and liquidity of the Fund’s investments may be negatively affected by
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developments in other countries and regions, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected.
Changes in government or central bank policies and political, diplomatic and other events within the United States and abroad could cause uncertainty in the markets, may affect investor and consumer confidence, and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty and may negatively affect economic conditions and the value of markets, sectors and companies in which the Fund invests.

In addition, markets and market participants are increasingly reliant on information data systems. Inaccurate data, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large.

Equity Risk. The market value of stocks or other equity securities held by the Fund may fluctuate more dramatically than other asset classes over a shorter period of time. These price movements may result from changes in an issuer’s financial condition as well as general market, economic, and political conditions and other factors.

Management Risk. The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar objectives and investment strategies.

Smaller Companies Risk. Historically, smaller company securities have been more volatile in price than larger and medium size company securities, especially over the short-term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Because the securities of smaller companies generally trade in lower volumes than larger capitalization securities, the Fund may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In addition, small companies may lack depth of management, they may be unable to generate funds necessary for growth or development, have narrower product lines, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Therefore, while smaller companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks. The Fund may also choose to hold investments in companies that were small at the time of investment and have become larger due to growth in their business.

Medium and Large Companies Risk. Compared to smaller companies, medium and large-capitalization companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of medium size companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, medium size companies may have a shorter
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history of operations, and may have limited product lines, markets for their products or services or financial resources as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount.

Foreign Securities Risk. Investments in foreign securities involve risks not associated with, or more prevalent than those that may be associated with, investing in U.S. securities. Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund’s foreign investments. Foreign economies and markets may not be as strong or well regulated and foreign political systems may not be as stable (and may subject the Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets). The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Over a given period of time, foreign securities may underperform U.S. securities — sometimes for years. The Fund could also underperform if it invests in countries or regions whose economic performance falls short. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision and regulation than domestic markets. Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing, or financial reporting standards or to other regulatory practices and requirements as are U.S. companies. Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the U.S. and may not have laws to protect investors that are comparable to U.S. securities laws. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities. Foreign securities are also subject to the risks associated with the potential imposition of economic or other sanctions against a particular foreign country, its nationals, businesses or industries, which could adversely affect the value of the Fund’s investments.

ADR Risk: ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States. Investments in ADRs are subject to certain of the risks associated with investing directly in the foreign securities that they evidence or into which they may be converted, including, but not limited to, currency fluctuations and political and financial instability in the home country of an issuer of the underlying ADR. In addition, foreign companies may use different accounting and financial standards. Such events could negatively affect the value of the Fund’s shares. The securities underlying ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading. As a result, the value of ADRs may not track the price of the underlying securities and may change materially at times when the U.S. markets are not open for trading.

Dividend Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends. An issuer of stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Changes in the dividend policies of companies owned by the Fund and the capital resources available for these companies’ dividend payments may reduce the
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level of dividend payments and adversely affect the Fund. Dividend paying stocks also may not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks.

Liquidity Risk. Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. These features may make it more difficult for the Fund to sell or buy at a favorable time or price or in sufficient amounts to achieve the desired level of exposure. From time to time, there may be little or no active trading market for a particular investment in which the Fund may invest or is invested due to a variety of circumstances, including but not limited to deterioration in the financial condition of an issuer or issuers in a particular industry or market segment, periods of economic and market stress, changes in investor perceptions regarding an issuer or industry, periods of market volatility that trigger market circuit breakers that halt trading in securities or close markets entirely, planned market closures, shortened trading hours, extended market holidays, and other reasons.

Certain investments that were liquid when purchased may later become illiquid, sometimes abruptly, particularly in times of overall economic distress or adverse investor perception. In addition, the trading market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. During periods of market stress, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses. In addition, a reduction in the ability or willingness of dealers and other institutional investors to make a market in certain securities may result in decreased liquidity in certain markets.

REITs Risk. Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Equity REITs, which generally invest directly in real estate, may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs, which invest in mortgages secured by interests in real estate, may be affected by the quality of any credit extended. REIT and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; intense competition and overbuilding in their sector of the real estate market; fluctuations in rental income; availability of mortgages and changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and other regulatory requirements; changes in demographic trends, losses due to environmental liabilities; and casualty or condemnation losses. REITs also are dependent upon the skills of their managers and are subject to heavy cash flow dependency or self-liquidation. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of net income and net realized gains under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The value of REIT common shares may decline when interest rates rise. REIT and other real estate company securities tend to be small- to mid-capitalization securities and are subject to the risks of investing in small- to mid-cap securities. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers.

Convertible Securities Risk. The value of a convertible security typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the
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risks of stocks when the underlying stock’s price is high relative to the conversion price and is subject to the risks of debt securities when the underlying stock’s price is low relative to the conversion price. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities (commonly known as “junk bonds”). Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. To the extent the Fund invests in convertible securities issued by small- or mid-cap companies, it will be subject to the risks of investing in such companies.

Issuer Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s securities may decline because of a variety of factors, including management performance, historical and prospective earnings of the issuers and the value of its assets, unsuccessful products or services, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or the competitive environment. A change in the financial condition of a single issuer may affect securities markets as a whole. Certain unanticipated events, such as natural disasters, can have a dramatic adverse effect on the value of an issuer’s securities.

Asset Class Risk. The securities in the Fund’s portfolio may underperform the returns of other securities or indexes that track other industries, groups of industries, markets, asset classes or sectors. Various types of securities tend to experience cycles of outperformance and underperformance in comparison to each other and the general securities markets.

Recent Market Conditions Risk. U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Global economies and financial markets are highly interconnected, which increases the likelihood that conditions in one country or region will adversely impact issuers in a different country or region.

Due to concerns regarding recent high inflation in many sectors of the U.S. and global economies, the U.S. Federal Reserve (“Fed”) and many foreign central banks and monetary authorities raised interest rates and implemented other policy initiatives in an effort to control inflation, and they may continue to do so. It is difficult to predict the timing, frequency, magnitude or direction of further interest rate changes, and the evaluation of macro-economic and other conditions or events could cause a change in approach in the future. Fixed-income and related markets may continue to experience heightened levels of interest rate and price volatility. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. The Fund’s investments may not keep pace with inflation, and the value of an investment in the Fund may be eroded over time by inflation. Changes in government or central bank policies could negatively affect the value and liquidity of the Fund’s investments and cause it to lose money, and there can be no assurance that the initiatives undertaken by governments and central banks will be successful.

The Fed’s or foreign central banks’ actions may result in an economic slowdown in the United States and abroad. There are concerns that monetary policy may provide less support should economic growth slow. An economic slowdown may negatively affect national and global economies, as well as national and global securities and commodities markets, and may continue for an extended period of time and have unforeseen impacts. Any deterioration in economic fundamentals may increase the risk of default or insolvency of particular issuers,
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negatively impact market values, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets, or decrease confidence in the markets.

In March 2023, the shutdown of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system. In addition, widespread loan defaults in the commercial real estate sector could have a cascading effect on the broader banking system, straining the financial health of lending institutions and potentially causing more banks to fail.
High public debt in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty, and there has been a significant increase in the amount of debt due to the economic effects of the coronavirus disease (COVID-19) pandemic and ensuing economic relief and public health measures. Economic, political and other developments may result in a further increase in the amount of public debt, including in the United States. The long-term consequences of high public debt are not known, but high levels of public debt may negatively affect economic conditions and the value of markets, sectors and companies in which the Fund invests.

Political and diplomatic events within the United States, including a contentious domestic political environment, changes in political party control of one or more branches of the U.S. government, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, a U.S. government shutdown (or the threat of such a shutdown), and disagreements over, or threats not to increase, the U.S. government’s borrowing limit (or “debt ceiling”), as well as political and diplomatic events abroad, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of U.S. government debt obligations, or concerns about the U.S. government’s credit quality in general, could have a substantial negative effect on the U.S. and global economies. Moreover, although the U.S. government has honored its credit obligations, there remains a possibility that the United States could default on its obligations. The consequences of such an unprecedented event are impossible to predict, but it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Fund’s investments.

Tensions, war, or other open conflicts between nations, such as between Russia and Ukraine, in the Middle East, and in eastern Asia, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. The extent and duration of ongoing hostilities or military actions and the repercussions of such actions are impossible to predict. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. The resulting adverse market conditions could be prolonged. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected.

Certain illnesses spread rapidly and have the potential to significantly and adversely affect the global economy and have material adverse impacts on the Fund. Public health crises caused by
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outbreaks of infectious diseases or other public health issues may disrupt market conditions and operations and economies around the world, exacerbate other pre-existing economic, political, and social tensions and risks, and negatively affect market performance and the value of investments in individual companies in significant and unforeseen ways. The impact of any outbreak may last for an extended period of time. For example, the impact of the coronavirus disease (COVID-19) pandemic caused significant volatility and severe losses in global financial markets. The COVID-19 pandemic and efforts to contain its spread resulted in significant disruptions to business operations, supply chains and customer activity, higher default rates, widespread business closures and layoffs, travel restrictions and border closings, extended quarantines and stay-at-home orders, event and service cancellations, labor shortages, and significant challenges in healthcare service preparation and delivery, as well as general concern, uncertainty and social unrest. The continued impact of COVID-19 is uncertain. Other outbreaks of infectious diseases or other public health issues that may arise in the future may have similar or worse effects.

Slowing global economic growth, the rise in protectionist trade policies, and changes to some major international trade agreements (including, for example, the trade agreement between the United Kingdom and the European Union) could affect the economies of many countries in ways that cannot necessarily be foreseen at the present time. The United States has developed increasingly strained relations with a number of foreign countries. If relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. For example, the United States has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. In addition, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If relations between the United States and China do not improve or continue to deteriorate, or if China were to attempt unification of Taiwan by coercion or force, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s investments may go down.

Advancements in technology may also adversely impact market movements and liquidity and may affect the overall performance of the Fund. For example, the advanced development and increased regulation of artificial intelligence may impact the economy and the performance of the Fund. As artificial intelligence is used more widely, the profitability and growth of the Fund’s holdings may be impacted, which could impact the overall performance of the Fund.
In addition, global climate change may have a significant adverse effect on property and security values. A rise in sea levels, changes in weather patterns, an increase in powerful storms and/or an increase in flooding could cause real estate properties to lose value or become unmarketable altogether. Unlike previous declines in the real estate market, properties in affected zones may never recover their value. Large wildfires have devastated, and in the future may devastate, entire communities and may be very costly to any business found to be responsible for the fire or conducting operations in affected areas. Regulatory changes and divestment movements in the United States and abroad tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change. Losses related to climate change could adversely affect corporate borrowers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax revenues and tourist dollars generated by affected properties, and insurers of the properties and/or of corporate, municipal or mortgage-backed securities. Because property and security values are driven largely by buyers’ perceptions, it is difficult to know the time period over which these market effects might unfold.
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All of these risks may have a material adverse effect on the performance and financial condition of the companies and other issuers in which the Fund invests, and on the overall performance of the Fund.

Cybersecurity Risk. The Fund, its service providers, third party fund distribution platforms, and your ability to transact with the Fund, may be negatively impacted due to operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality. The occurrence of any of these problems could result in a loss of information, regulatory scrutiny, reputational damage and other consequences, any of which could have a material adverse effect on the Fund or its shareholders. Cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

PORTFOLIO HOLDINGS DISCLOSURE
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information. The Fund will make its portfolio holdings information publicly available by posting the information on the Fund’s website at www.evercoreequityfund.com on a monthly basis. Disclosure of the Fund's holdings as of the end of its fiscal year and its second fiscal quarter is filed with the SEC on Form N-CSR within 60 days of the period covered. In addition, monthly portfolio disclosures will be filed with the SEC on Form N-PORT no later than 60 days after the end of each fiscal quarter. The Fund’s complete portfolio holdings as of its first and third fiscal quarter ends are made publicly available on Form N-PORT 60 days after the end of the respective quarter. The Annual and Semi-Annual Reports and Form N-CSR will be available by contacting Evercore Equity Fund c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1‑800‑443‑4693 and on the SEC’s website at www.sec.gov.

HOW TO PURCHASE SHARES

Shares of the Fund are purchased at the net asset value (“NAV”) per share next calculated after your purchase order and payment is received in good order (as defined below).

Minimum Initial Investment
You may open a Fund account with a minimum investment of the following amounts:

▪$1,000 or more for regular accounts (including IRAs)
▪$1,000 or more for automatic investment plans

Minimum Additional Investment
You may make subsequent investments to your Fund account at any time with the following minimum:

▪$100 or more

Good Order Purchase Requests:
When making a purchase request, make sure your request is in good order. “Good order” means your request includes:
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▪the name of the Fund
▪the dollar amount of shares to be purchased
▪account application form or investment stub
▪check made payable to Evercore Equity Fund

All purchases by check must be in U.S. dollars and drawn on U.S. banks. The Fund will not accept payment in cash or money orders. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Fund is unable to accept post-dated checks or any conditional order or payment.

If your check is returned for any reason, a $25 fee will be assessed against your account. You will also be responsible for any losses suffered by the Fund as a result.

How Purchases may be Made

Through a broker/dealer or other intermediary
You can purchase shares of the Fund through asset management programs or services offered or administered by broker‑dealers, fee‑based financial planners, financial institutions or other service providers that have entered into agreements with the Fund. Once you have opened your account with your intermediary, you must purchase all additional shares through your intermediary. The intermediary is responsible for sending your purchase order to the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”). Please keep in mind that your broker‑dealer or other intermediary may charge additional fees for its services.

By mail
You can purchase shares of the Fund directly from the Transfer Agent. To open an account, complete an account application form and send it together with your check to the address below. To make additional investments once you have opened your account, send your check together with the detachable form that is included with your Fund account statement or confirmation. You may also send a letter stating the amount of your investment with your name, the name of the Fund and your account number together with a check to the address below.

	Regular Mail Evercore Equity Fund c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery Evercore Equity Fund c/o U.S. Bank Global Fund Services 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

NOTE: The Fund and the Transfer Agent do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent or the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

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In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program. As requested on the application, you must provide your full name, date of birth, social security or other taxpayer identification number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. box will not be accepted. Please contact the Fund at 1‑800‑443‑4693 if you need additional assistance when completing your application.

If an investor does not provide the Transfer Agent with sufficient information for the Transfer Agent to establish a reasonable belief of the identity of an investor, the account will be rejected or the investor will not be allowed to perform a transaction for the account until the investor provides the Transfer Agent with the necessary information. In the rare event that the Transfer Agent is unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s net asset value.

Shares of the Fund have not been registered for sale outside of the United States. The Fund generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO/FPO addresses.

By telephone
If you accepted telephone transactions on your account application, and your account has been open for at least 7 business days, call the Fund toll-free at 1-800-443-4693 and you will be allowed to move money from your bank account to your Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. For security reasons, requests by telephone will be recorded. Your purchase will take place at the net asset value determined on the day your order is placed, provided that your order is received prior to 4 p.m. Eastern time.

By wire
If you are making your first investment in the Fund, before you wire funds, the Transfer Agent must have a completed account application. You can mail or overnight deliver your account application to the Transfer Agent. Upon receipt of your completed account application, the Transfer Agent will establish an account for you. The account number assigned will be required as part of the instruction that should be given to your bank to send the wire. Your bank must include the name of the Fund you are purchasing, your name and account number so that monies can be correctly applied. Your bank should transmit funds by wire to:

   U.S. Bank, National Association
   777 East Wisconsin Avenue
   Milwaukee, Wisconsin 53202
   ABA #: 075000022
   Credit:
   U.S. Bancorp Fund Services, LLC
   Account #: 112-952-137
   Further Credit:
   Evercore Equity Fund
(shareholder registration)
   (shareholder account number)

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Before sending your wire, please contact the Transfer Agent at 1-800-443-4693 to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

Wired funds must be received prior to 4:00 p.m. (Eastern time) to be eligible for same day pricing. The Fund and U.S. Bank, N.A. are not responsible for the consequence of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Through an automatic investment plan
If you intend to use the Automatic Investment Plan (“AIP”), you may open your account with an initial minimum investment of $1,000. Once your account has been opened, you may purchase shares of the Fund through the AIP in amounts of at least $100. If you chose this option, funds will be automatically transferred from your bank account monthly. To be eligible for this plan, your bank must be a domestic institution that is an ACH member. The Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 7 business days after the Transfer Agent has received your request. If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account. To begin participating in the AIP, please complete the Automatic Investment Plan section on the account application. Any request to change or terminate your AIP should be submitted to the Transfer Agent five calendar days prior to effective date.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-443-4693 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

HOW TO REDEEM SHARES

You may request redemption of your shares at any time by any of the methods described below. Your shares will be redeemed at the next NAV per share calculated after your order is received in good order by the Fund or its agents. “Good order” means your request is received in the manner described below, and includes:

▪the name of the Fund
▪the dollar amount or the number of shares to be redeemed
▪signatures of all registered shareholders exactly as the shares are registered, including a signature guarantee when applicable
▪the account number

The Fund normally sends the proceeds of your redemption to you on the next business day after your request is received; however, it may take up to seven days to send your proceeds.

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The Fund typically expects to meet redemption requests by paying out proceeds from cash or cash equivalent portfolio holdings, or by selling portfolio holdings. In stressed market conditions, redemption methods may include redeeming in kind.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date. This delay will not apply if you purchased your shares via wire payment.

How Redemptions may be Made

Through a broker/dealer or other intermediary
If you purchased your shares through a broker‑dealer or other financial intermediary, your redemption order should be placed through the same organization. Your broker or financial consultant is responsible for sending your redemption order to the Transfer Agent on a timely basis. Please keep in mind that your broker or financial consultant may charge additional fees for its services.

By mail
If you purchased your shares directly from the Transfer Agent, you should send your written redemption request to the address below. Your request should contain the Fund’s name, your account number and the number of shares or the dollar amount of shares to be redeemed. Be sure to have all account holders sign the letter. Additional documents are required for shareholders that are corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions or trust documents indicating proper authorization). Please see the Statement of Additional Information for more information.

	Regular Mail Evercore Equity Fund c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery Evercore Equity Fund c/o U.S. Bank Global Fund Services 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC, post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

The Transfer Agent may require a signature guarantee for certain redemptions. Please see the “Signature Guarantees” section for further details.

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By telephone
If you accepted telephone transactions (either through your account application form or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount up to $50,000, but not less than $100, by calling 1-800-443-4693. You may have a check sent to the address of record, or proceeds may be wired or sent via electronic funds transfer through the ACH network directly to your predetermined bank account. Wires are subject to a $15 fee paid by the investor. There is no charge when proceeds are sent via the ACH system; however credit may not be available for two to three days. In order to have proceeds sent via ACH, your bank or financial institution must be a member of the ACH system. A signature guarantee or signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source may be required of all shareholders to change or add telephone redemption privileges. For security reasons, requests by telephone will be recorded.

Through a systematic withdrawal plan
If you own shares with a value of $15,000 or more, you may participate in the systematic withdrawal plan. The systematic withdrawal plan allows you to make automatic withdrawals from your Fund account at regular intervals. The minimum withdrawal amount is $250. Money can be transferred from your Fund account to your bank account or proceeds can be mailed to you in the form of a check. In order to establish this option, please complete the Systematic Withdrawal Plan section on the account application or submit a signed written request and a voided check or savings deposit slip. Your request may also require a signature guarantee or signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source. Any request to change or terminate your systematic withdrawal plan should be submitted to the Transfer Agent five calendar days prior to effective date. Please call 1-800-443-4693 for information before submitting your request. If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the systematic withdrawal plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

Signature Guarantees - A signature guarantee of each owner, from either a Medallion program member or a non-Medallion program member, is required in the following situations:

▪if ownership is being changed on your account;
▪when redemption proceeds are payable or sent to any person, address or bank account not on record;
▪when a redemption is received by the Transfer Agent and the account address has been changed within the last 15 calendar days;
▪for all written redemptions greater than $50,000 from any shareholder account.

In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee or other acceptable signature verification in other instances based on the circumstances relative to the particular situations. Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Signature guarantees are designed to protect both you and the Fund from fraud. Signature guarantees can be obtained from most banks, credit unions or saving associations, or from broker/dealers, national securities exchanges, registered securities exchanges or clearing
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agencies deemed eligible by the Securities and Exchange Commission (“SEC”). Notaries cannot provide signature guarantees.

We may waive these requirements in certain instances where it appears reasonable to do so and it will not unduly affect the interests of other shareholders.

Corporations, Trusts and Other Entities – Additional documentation is normally required in the case of corporations, fiduciaries and others who hold shares in a representative or nominee capacity. Such documentation may include certified copies of corporate resolutions, or certificates of incumbency, or such other documentation as may be required under the Uniform Commercial Code or other applicable laws or regulations. For authorization of redemptions by a corporation, it will also be necessary to have an appropriate certified copy of resolutions on file with the Fund. Your redemption will not become effective until we have received all documents in the form required. It is your responsibility as the shareholder to maintain such documentation on file and in a current status. If you have questions concerning redemption requirements, please write or telephone us well ahead of an anticipated redemption in order to avoid any possible delay.

Individual Retirement Accounts – Shareholders who redeem shares held in an IRA or other qualified retirement plan must indicate on their written redemption requests whether to withhold federal income tax. If such a shareholder does not, this type of redemption will be subject to federal income tax withholding at the rate of 10%.

Shares held in IRAs and other retirement plan accounts may be redeemed by telephone at 1-800-443-4693. Investors will be asked whether to withhold income tax from any such distribution.

POLICY AND PROCEDURES TO PREVENT SHORT-TERM TRADING IN FUND SHARES AND MARKET TIMING

The Fund is intended for long-term investors and discourages excessive short-term trading in Fund shares and other abusive trading practices that may disrupt portfolio management strategies, harm fund performance and create additional transaction costs that are borne by all shareholders.

Accordingly, the Board of Trustees of the Trust (the “Board”) has developed and adopted a market timing policy under which the Fund and the Transfer Agent will take steps to reduce the frequency and effect of these activities in the Fund, which includes monitoring trading activity in Fund shares. The Fund monitors shareholder redemptions for market timing activity. If such monitoring reveals excessive short-term trading or other abusive trading practices, the Fund will exercise its right to reject purchase orders from such investors. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries. The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control. The Fund or the Transfer
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Agent may notify the investor that a purchase order has been rejected after the day the order is placed or after acceptance by the intermediary.

ADDITIONAL POLICIES ABOUT TRANSACTIONS

The Fund reserves the right to:

▪Vary or waive any minimum investment requirement.
▪Refuse, change, discontinue, or temporarily suspend account services, including purchase or telephone redemption privileges, for any reason.
▪Suspend your right to redeem shares or postpone the date of payment beyond the normal seven-day period under emergency circumstances or when the NYSE is closed.
▪Reject any purchase request for any reason. Generally, the Fund does this if the purchase is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor’s history of excessive trading).
▪Redeem all shares in your account if your balance falls below the Fund’s minimum. If, within 60 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.
▪Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Fund.
▪Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.
▪Make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets. In such cases, you may incur brokerage costs in converting these securities to cash.
▪Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone transactions on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. In addition, once you place a telephone transaction request, it cannot be cancelled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time). Telephone trades must be received by or prior to market close. Please allow sufficient time to place your telephone transaction.

During periods of significant economic or market changes, telephone transactions may be difficult to complete. If you are unable to contact the Fund by telephone, you may also mail the request to:

Evercore Equity Fund
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

SHAREHOLDER SERVICES
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The following services are also available to shareholders through the Adviser:

▪Uniform Transfers (Gifts) to Minors accounts
▪Accounts for corporations or partnerships
▪Prototype retirement plans suitable for the self-employed, including sole proprietors, partnerships and corporations.
▪Traditional IRAs
▪Roth IRAs
▪Coverdell Education Savings Accounts
▪Simplified Employee Pensions (SEPs)

To obtain the appropriate disclosure documentation and complete information on how to open a retirement account, call 1‑800‑443‑4693.

HOW SHARE PRICE IS DETERMINED

Shares of the Fund are purchased or redeemed at the NAV per share next calculated after your purchase order and payment or redemption order is received in good order (as defined above). The NAV per share is computed once daily, Monday through Friday, as of the close of the NYSE (normally 4:00 p.m., Eastern Time) except on days on which the NYSE is closed for trading. The NAV per share calculation is made by subtracting from the Fund’s total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation.

Each security owned by the Fund that is listed on an exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange which it generally considers to be the principal exchange on which the stock is traded. Lacking sales, the security is valued at the mean between the last current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. When market quotations are not readily available, any security or other asset is valued at its fair value. The Board of Trustees has designated the Adviser as the Fund's valuation designee to perform fair value functions in accordance with valuation policies and procedures adopted by the Adviser, subject to the Board of Trustee's oversight. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in a particular security was halted during the day and not resumed prior to the close of trading on the NYSE.

Trading in foreign securities markets is generally completed each day at various times prior to the close of the NYSE. The values of foreign securities held by the Fund will be determined as of such times for purposes of determining the NAV of the Fund. If events which materially affect the value of foreign securities, if any, held by the Fund occur subsequent to the close of the securities market on which such securities are primarily traded, the investments affected thereby will be valued at “fair value” as described above.

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MANAGEMENT OF THE FUND

The Fund’s investment adviser, Evercore Wealth Management, LLC, located at 55 East 52nd Street, 23rd Floor, New York, NY 10055, was founded in 2008. The Adviser managed approximately $12.2 billion in assets as of December 31, 2023. The Adviser provides research, statistical, advisory and managerial services to the Fund in return for an advisory fee paid monthly.

The persons responsible for the Fund’s management are Timothy Evnin, Partner and Portfolio Manager of the Adviser since October 2009, Charles D. Ryan, Partner and Portfolio Manager of the Adviser since September 2008 and Michael Seppelt, CFA, Partner and Portfolio Manager of the Adviser since September 2011.

Mr. Evnin has over 20 years of experience managing balanced portfolios for high net worth clients, equity accounts for institutional clients and equity mutual funds and has served as Portfolio Manager of the Fund (including the Predecessor Fund) since 2010.

Mr. Ryan has over 20 years of experience managing equity portfolios for high net worth clients and equity mutual funds and has served as Portfolio Manager of the Fund (including the Predecessor Fund) since December 2011. Mr. Ryan was previously a Managing Director for U.S. Trust and a portfolio manager in the Growth Equity Strategy Group at U.S. Trust.

Mr. Seppelt has over 20 years of experience managing equity portfolios for high net worth clients and has worked with the Fund since February 2014 (including the Predecessor Fund). Mr. Seppelt holds the Chartered Financial Analyst designation.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of the Fund.

An annual fee at the rate of 0.75% of the Fund’s average daily net assets is payable to the Adviser for its services under the Fund’s investment advisory agreement. For the fiscal year ended December 31, 2023, the Adviser received management fees of 0.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive all or a portion of its agreed to advisory fees with respect to the Fund under the Advisory Agreement, and to reimburse the Fund for operating expenses it incurs to the extent necessary to ensure that the total operating expenses (excluding all federal, state and local taxes, interest, dividends and interest on short positions, acquired fund fees and expenses, brokerage commissions and other costs incurred in connection with the purchase and sale of securities and extraordinary items) of the Fund do not exceed 1.00% of the Fund’s average daily net assets annually. This expense limitation agreement will continue in effect until April 30, 2025, with successive renewal terms of one year unless terminated by the Board of Trustees prior to any such renewal. The Adviser has a right to receive reimbursement from the Fund for fee reductions and/or expense payments made pursuant to the expense limitation agreement made in the prior three fiscal years, provided that after giving effect to such reimbursement total operating expenses (excluding all federal, state and local taxes, interest, dividends and interest on short positions, acquired fund fees and expenses, brokerage commissions and other costs incurred in connection with the purchase and sale of securities and extraordinary items) of the Fund do not exceed 1.00% of the Fund’s average daily
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net assets in the year of reimbursement. As of December 31, 2023, the Adviser has recouped all eligible previously waived expenses.

A discussion regarding the factors considered by the Board in approving the investment advisory agreement with the Adviser is included in the Fund’s Annual Report for the year ended December 31, 2023.

DIVIDENDS, OTHER DISTRIBUTIONS AND SHAREHOLDER TAXATION

The Fund intends to pay dividends from net investment income annually and to distribute all net realized capital gains at least annually. In addition, the Fund may make additional distributions if necessary to avoid imposition of a 4% federal excise tax or federal income tax on undistributed net investment income and net realized gains. However, no assurances can be given that distributions will be sufficient to eliminate all taxes. Please note, however, that the investment objective of the Fund is long-term growth of capital. You should measure the success of your investment by the value of your investment (including distributions you have received) at any given time and not solely by the distributions you receive.

When a dividend or capital gain distribution is paid, the Fund’s NAV decreases by the amount of the payment. If you purchase shares shortly before a distribution, you will be subject to income tax on the distribution, even though the value of your investment (plus cash received, if any) remains the same. All dividends and capital gain distributions will automatically be reinvested in additional Fund shares at the NAV per share on the reinvestment date unless you specifically request that either dividends or capital gain distributions or both be paid in cash. If you elect to receive distributions by check and the post office cannot deliver the check, or if the check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your Fund account at the-then current NAV per share and to reinvest all subsequent distributions in shares of the Fund.

The election to receive distributions or reinvest them may be changed by writing to the Fund at:

Evercore Equity Fund
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You may also change your distribution election by telephoning the Fund at 1-800-443-4693.

In order to allow sufficient processing time for a change in distribution elections, any change regarding a particular distribution must be received at least 5 days prior to the record date for the distribution.

For federal income tax purposes, all dividends you receive from the Fund’s investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) are taxable to you as ordinary income or as “qualified dividend income,” whether reinvested in additional shares or received in cash, unless you are exempt from taxation or are entitled to a tax deferral (such as investing in Fund shares through an IRA or other qualified retirement plan).
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The Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions) generally are subject to federal income tax for individual and certain other non-corporate shareholders (each, an “individual shareholder”) who satisfy those restrictions with respect to their Fund shares at the lower rates for long-term capital gains ‑‑ a maximum of 15% for a single shareholder with taxable income not exceeding $518,900 ($583,750 for married shareholders filing jointly) and 20% for those individual shareholders with taxable income exceeding those respective amounts (which apply for 2024 and will be adjusted for inflation annually thereafter). A portion of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations ‑‑ the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to federal income tax (excluding REITs) and excludes dividends from foreign corporations ‑‑ subject to similar restrictions.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over short-term capital loss) you receive from the Fund, whether reinvested in additional shares or received in cash, are taxable to you as long-term capital gain, at the 15%/20% maximum rates mentioned above. The capital gain holding period is determined by the length of time the Fund has held the asset(s) on which the gain was realized and not the length of time you have held shares in the Fund.

You will be informed annually as to the amount and nature of all dividends and capital gain distributions paid to you during the prior year. Such distributions may also be subject to state or local taxes. If you are not required to pay taxes on your income, you are generally not required to pay federal income tax on the amounts distributed to you.

Your redemption of Fund shares will result in taxable gain or loss to you, depending on whether the redemption proceeds are more or less than your adjusted basis in the redeemed shares. If you hold your Fund shares as a capital asset, any gain or loss that you realize on a redemption will be capital gain or loss and will be long-term or short-term, depending on how long you hold the shares. Long-term capital gains are taxable to individual shareholders at the 15%/20% maximum federal income tax rates mentioned above.

An individual is required to pay a 3.8% federal tax on the lesser of (1) the individual’s “net investment income,” which generally includes dividends and net gains from the disposition of investment property (including dividends and capital gain distributions the Fund pays and net gains realized on the redemption of Fund shares), or (2) the excess of the individual’s “modified adjusted gross income” over $250,000 for married persons filing jointly ($200,000 for single taxpayers). This tax is in addition to any other taxes due on that income. A similar tax applies to estates and trusts. Shareholders should consult their own tax advisors regarding the effect, if any, this provision may have on their investment in Fund shares.

By law, the Fund must withhold 24% of your distributions and redemption proceeds (regardless of whether you realize a gain or loss) if you do not provide your correct social security or other taxpayer identification number to the Fund and certify to it that you are not subject to backup withholding, or if the Internal Revenue Service (“IRS”) instructs the Fund to do so.

Federal law requires that a mutual fund (like the Fund), among others, report its shareholders’ basis and other information to the IRS when “covered” shares of the mutual fund (that is, shares
25

acquired on or after January 1, 2012) are redeemed. The Fund has chosen average basis as its standing (default) basis determination method for all shareholders, which means this is the method the Fund will use to determine reportable basis when there are multiple purchases on different dates at differing NAVs per share and the entire position is not redeemed at one time. You may choose a method other than the Fund’s default method at the time of your purchase or before redemption of covered shares. The basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted basis determination method for their tax situation and to obtain more information about how the basis election and reporting rules apply to them.

This section is not intended to be a full discussion of the federal income tax law and the effect of such law on you. There may be other federal, state, or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor.

INDEX DESCRIPTIONS

The Standard & Poor’s 500® Index is an unmanaged, market capitalization weighted index based on the average weighted performance of 500 widely held common stocks.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance during the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and other distributions). The information presented has been audited by Cohen & Company, Ltd., the Fund’s independent registered public accounting firm. The Fund’s audit report, along with the financial statements, is included in the Fund’s Annual Report, which is available upon request.

26

Selected per share data is based on a share of common stock outstanding throughout each period.
Years Ended December 31,

	2023	2022	2021	2020	2019
Per Share Data
Net asset value, beginning of year	$26.38	$33.65	$26.81	$21.80	$16.10
Income from investment operations:
Net investment income(1)	0.17	0.15	0.01	0.01	0.08
Net realized and unrealized
gain (loss) on investments	7.20	(7.27)	7.88	5.24	6.11
Total from investment operations	7.37	(7.12)	7.89	5.25	6.19
Less distributions:
Distributions from net investment income	(0.17)	(0.15)	(0.00)(2)	(0.02)	(0.08)
Distributions from net realized
gains from security transactions	0.00	0.00	(1.05)	(0.22)	(0.41)
Total distributions	(0.17)	(0.15)	(1.05)	(0.24)	(0.49)
Net asset value, end of year	$33.58	$26.38	$33.65	$26.81	$21.80
Total return	27.95%	(21.17)%	29.46%	24.12%	38.46%
Supplemental data and ratios:
Net assets, end of year (in 000’s)	$404,869	$313,028	$380,175	$271,393	$203,115
Ratio of operating expenses to average net
assets, before reimbursements/recoupment	0.93%	0.93%	0.95%	0.98%	0.99%
Ratio of operating expenses to average net
assets, net of reimbursements/recoupment	0.93%	0.93%	0.96%	1.00%	1.00%
Ratio of net investment income to
average net assets, before reimbursements/recoupment	0.59%	0.53%	0.05%	0.10%	0.43%
Ratio of net investment income to
average net assets, net of reimbursements/recoupment	0.59%	0.53%	0.04%	0.08%	0.42%
Portfolio turnover rate	9.66%	11.68%	9.12%	8.13%	15.11%

(1)Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)Amount per share is less than $0.01.
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PRIVACY NOTICE

At Evercore Equity Fund, we recognize and respect the privacy of each of our investors and their expectations for confidentiality. The protection of investor information is of fundamental importance in our operation and we take seriously our responsibility to protect personal information.

We collect, retain and use information that assists us in providing the best service possible. This information comes from the following sources:

•Account applications and other required forms
•Written, oral, electronic or telephonic communications, and
•Transaction history from your account.

We only disclose personal nonpublic information to third parties as necessary and as permitted by law.

We restrict access to personal nonpublic information to employees, affiliates and service providers involved in servicing your account. We require that these entities limit the use of the information provided to the purposes for which it was disclosed and as permitted by law.

We maintain physical, electronic and procedural safeguards that comply with Federal standards to guard nonpublic personal information of our customers.

If you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

To the extent you are covered under the California Consumer Privacy Act of 2018 (“CCPA”), you can review Evercore’s applicable Privacy Notice at https://www.evercore.com/global-privacy-notice/. The Notice details the Personal Information that has been collected about certain California residents, its usage and disclosure. Any requests regarding the disclosures and/or a deletion request can be made by contacting us through the above link.

ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) contains additional information about the Fund and is incorporated by reference into this Prospectus. The Fund’s Annual and Semi-Annual Reports to shareholders and in Form N-CSR, contain additional information about the Fund’s investments. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

You may obtain a free copy of the Fund’s SAI, Annual, Semi-Annual Reports and other information such as Fund financial statements on the Fund’s website at www.evercoreequityfund.com.

You may obtain a free copy of these documents by calling, writing or e-mailing the Fund as shown below. You also may call the toll free number given below to request other information about the Fund and to make shareholder inquiries.

You may review the SAI and other information about the Fund by visiting the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520.

Investment Company Act File No. 811-22548

EVERCORE EQUITY FUND
55 East 52nd Street, 23rd Floor
New York, New York 10055
1-800-443-4693
http://www.evercoreequityfund.com
e-mail: evercoreequityfund@evercore.com
PROSPECTUS April 30, 2024

(Symbol: EWMCX)
A series of Wall Street EWM Funds Trust

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2024

55 East 52nd Street, 23rd Floor, New York, New York 10055
Telephone: 1-800-443-4693
http://www.evercoreequityfund.com
Email: evercoreequityfund@evercore.com

This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the prospectus of The Evercore Equity Fund (the “Fund”), dated April 30, 2024 (the “Prospectus”).

The audited financial statements for the Fund for the fiscal year ended December 31, 2023 are incorporated herein by reference to the Fund’s Annual Report, filed electronically with the SEC on March 8, 2024. The Prospectus and Annual Report are available on the fund’s website at the link above or may be obtained, without charge and upon request, by writing to the above address or by calling the above phone number.

GENERAL INFORMATION

Evercore Equity Fund (the “Fund”) is the sole series of Wall Street EWM Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 12, 2011. The Fund is the successor in interest to The Wall Street Fund, Inc. (the “Predecessor Fund”). Effective as of the close of business on October 1, 2014, the Predecessor Fund, which had substantially the same investment objective and policies and the same investment adviser, Evercore Wealth Management, LLC (the “Adviser”), as the Fund, transferred its assets to the Fund in exchange for shares of the Fund and the Fund’s assumption of the Predecessor Fund’s liabilities. The Fund has adopted the prior performance and financial history of the Predecessor Fund. On March 1, 2016, the Fund’s name changed from “The Wall Street Fund” to “Evercore Equity Fund.”

The Trust has entered into contractual arrangements with various parties (collectively, “service providers”) on behalf of the Fund, including among others, the Adviser, custodian, transfer agent, and accountants, who provide services to the Fund. Shareholders are not parties to any such contractual arrangements and those contractual arrangements are not intended to create in any shareholder any right to enforce them directly against the service providers or to seek any remedy under them against the service providers, either directly or indirectly on behalf of the Trust.

The Prospectus and this SAI provide information concerning the Fund that you should consider in determining whether to purchase Fund shares. Neither the Prospectus nor this SAI is intended, or should be read, to be or create an agreement or contract between the Trust or the Fund and any investor, or to create to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

As of April 30, 2024, the Fund is the sole series of the Trust. The Trust may add additional new series at any time. The Trust is authorized to issue an unlimited number of interests (or shares). Interests in the Fund are represented by shares of beneficial interest each with no par value. Once the Trust has more than one series, each series will have equal voting rights and liquidation rights, and shares will be voted in the aggregate and not by the series, except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (“1940 Act”), or when the matters affect only the interest of a particular series. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not hold annual meetings of shareholders. The Board of Trustees of the Trust (the “Board of Trustees”) shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any trustee when requested to do so in writing by shareholders holding 10% or more of the Trust’s outstanding shares.

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such distributions out of the income belonging to the Fund as are declared by the Board of Trustees. The Board of Trustees has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interests in the assets belonging to that series and the rights of shares of any other series are in no way affected. Additionally, in case of any liquidation of a series, the holders of shares of the series being liquidated are entitled to receive a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by, or under the direction of, the Board of Trustees on the basis of relative net assets, number of shareholders or other equitable method. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund. In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The fiscal year of the Fund ends on December 31 of each year.

INVESTMENT OBJECTIVE AND POLICIES

The Fund is a diversified open-end, investment management company. In order to achieve the “long-term growth of capital” stated as its investment objective in the section of the Prospectus titled, “Investment Objective and Policies, Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings,” the management of the Fund looks for undervalued investments in well-managed companies with sustainable earnings growth, thoughtful capital allocation, minimal or moderate debt, and valuable products or services. Financial ratios such as superior profit margins, return on equity and capital, and cash flow as well as anticipated earnings growth are essential criteria. The ability to control risk is vital to meet the Fund’s investment objective. Accordingly, prudent portfolio diversification is stressed.

Investment Policies. The Fund invests principally in a diversified portfolio of common stocks. The Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund will not change this policy without providing shareholders at least 60 days written notice. The Fund may also invest in corporate bonds and securities of the U.S. Government or its agencies subject to its investment restrictions and diversification status. The Fund does not invest in debt securities as a principal investment strategy. The Fund will purchase corporate bonds rated no lower than investment grade, BBB by S&P Global Ratings (“S&P”) and Baa3 by Moody’s Investors Service, Inc. (“Moody’s”). See Appendix A to this SAI for further information regarding S&P and Moody’s ratings. Investment grade bonds possess some speculative characteristics. The Fund may also purchase unrated bonds when in the opinion of the investment adviser such investments are of comparable quality. The Fund may invest in companies of any size. The Adviser uses fundamental analysis to analyze and invest in a portfolio mixture of small, medium and large size companies, subject to the Fund’s investment restrictions and diversification status.

Equity Securities. The Fund may invest in equity securities. Equity securities generally entitle the holder to participate in a company’s general operating results. The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company’s success through the receipt of dividends that are distributions of earnings by the company to its owners. Equity security owners may also participate in a company’s success or lack of success through increases or decreases in the value of the company’s shares as traded in the public trading market for such shares. Equity securities may include, among others, common stock, preferred stock, securities convertible into common stock, rights, warrants, and shares of real estate investment trusts (“REITs”).

Preferred stock has certain fixed-income features, like a bond, but actually is an equity security that is senior to a company’s common stock. Preferred stock generally has a preference to dividends and, upon liquidation, over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities.

Warrants are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying equity securities. Rights are similar to warrants, but normally have a shorter maturity and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Corporate Bonds. The Fund may invest in corporate bonds. Corporate bonds represent an obligation of the corporate issuer to repay a loan of money to it, and generally, provides for the payment of interest. A corporate bond or debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender’s money over a certain time period. A company typically meets its payment obligations associated with its outstanding bonds before it declares and pays any dividend to holders of its equity securities. Bonds and other debt securities, such as notes, debentures, and commercial paper differ in the length of the issuer’s payment schedule, with bonds carrying the longest repayment schedule and commercial paper the shortest.

The market value of corporate bonds and other debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of a bond generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund’s net asset value (“NAV”) per share.

Convertible Securities. The Fund may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted into or exchanged for a certain amount of common stock or other equity security of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is “converted,” the operating company often issues new stock to the holder of the convertible security but, if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank.

The issuer of a convertible security may be important in determining the security’s true value. This is because the holder of a convertible security will have recourse only to the issuer. As such, the credit standing of the issuer and other factors may have an effect on the convertible security’s investment value. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party.

While the Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the fund’s financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer’s failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer’s business prospects for an indefinite period of time. In addition, distributions on preferred stock are dividends, rather than interest payments, and are usually treated as such for federal income tax purposes.

REITs. The Fund may invest a portion of its assets in equity securities of REITs, which invest in income-producing real estate and derive income primarily from rental and lease payments as well as through property sales and/or mortgages thereon that generate interest income. REITs generally offer investors greater liquidity and diversification than direct ownership of real estate, as well as greater income potential than an investment in common stocks.

Unlike most corporations (and trusts and associations otherwise taxable as such for federal tax purposes), REITs do not have to pay federal income tax on net income and net realized gains they distribute to their shareholders if they meet certain requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for that treatment, a REIT must, among other things, (1) distribute to its shareholders for each taxable year at least 90% of the sum of its “real estate investment trust taxable income” (not including net capital gains) and certain other income and (2) derive at least 75% of its gross income each taxable year from rents from real property, interest on obligations secured by mortgages on real property, gains from the disposition of real property or such obligations, and certain other real estate related income. The failure of a company in which the Fund invests to qualify as a REIT under federal tax law may have an adverse impact on the Fund. Similar treatment may also apply to REIT-like entities under the laws of the countries in which they were formed. Please see “Risks - REITs Investment Risk” for more information.

Foreign Securities. The Fund may purchase securities issued by companies organized in foreign countries provided that, as a result of any such purchase, not more than 20% of the value of the Fund’s total assets will be represented by such securities. Securities of companies located outside of the U.S. may offer significant profit opportunities, and therefore, the Fund may invest in foreign securities if these investments are consistent with the Fund’s investment objective and policies.

The Fund may also buy the securities of foreign issuers directly in foreign markets, and may buy the securities of issuers in developing nations. Please see “Risks - Foreign Securities Risk” for more information.

American Depositary Receipts. Many securities of foreign issuers are represented by American Depositary Receipts (“ADRs”). ADRs evidence ownership of, and represent the right to receive,

securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use in securities markets outside the U.S. Please see “Risks - American Depositary Receipts Risk” for more information.

Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter. While ADRs do not eliminate all the risk associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Fund will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or on NASDAQ. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

ADRs may be issued under sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of an ADR. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the ADR.

Illiquid Securities. The Fund may invest in the aggregate a maximum of 15% of its net assets in illiquid securities, measured at the time of the investment. Generally, an illiquid security is an investment that is not readily marketable (i.e., it cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value). Illiquid securities may include unregistered or other restricted securities, such as Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws) and repurchase agreements maturing in more than seven days. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid even if they are not registered in the United States.

Temporary Investments. In anticipation of and during temporary defensive periods or when investments of the type in which the Fund intends to invest are not available at prices that the manager believes are attractive, the Fund may invest up to 100% of its total assets in: (1) securities of the U.S. government and certain of its agencies and instrumentalities that mature in one year or less from the date of purchase, including U.S. Treasury bills, notes and bonds, and securities of the Government National Mortgage Association, the Federal Housing Administration and other agency or instrumentality issues or guarantees that are supported by the full faith and credit of the U.S. government; (2) obligations issued or guaranteed by other U.S. government agencies or instrumentalities, some of which are supported by the right of the issuer to borrow from the U.S. government (e.g., obligations of the Federal Home Loan Banks) and some of which are backed by the credit of the issuer itself (e.g., obligations of the Student Loan Marketing Association); (3) bank obligations, including negotiable or non-negotiable certificates of deposit (subject to the 15% aggregate limit on the Fund’s investment in illiquid securities), letters of credit and bankers’ acceptances, or instruments secured by these types of obligations, issued by banks and savings institutions that are subject to regulation by the U.S. government, its agencies or instrumentalities and that have assets of over $1 billion, unless these types of obligations are guaranteed by a parent bank that has total assets in excess of $5 billion; (4) commercial paper considered by the manager to be of high quality, which must be rated within the two highest rating categories by S&P or Moody’s or, if unrated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody’s; (5) corporate obligations including, but not limited to, corporate notes, bonds and debentures considered by the manager to be high grade or that are rated within the two highest rating categories by S&P or Moody’s; and (6) money market funds.

RISKS

There is no assurance that the Fund will meet its investment objective. Investments in securities that have potential to increase in value may be subject to a greater degree of risk and may be more volatile than other types of investments.

The value of your shares will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund’s investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of Fund shares may also change with movements in the stock market as a whole.

The following discussion on risks should be read in conjunction with the Prospectus.

Equity Securities Risk. While equity securities historically have provided the greatest long-term growth potential in a company, stock markets are volatile, and the prices of equity securities generally fluctuate more than other securities and reflect changes in a company’s financial condition as well as general market, economic and political conditions and other factors. The value of an equity security may also be affected by changes in financial markets that are relatively unrelated to the issuing company or its industry, such as changes in interest rates or currency exchange rates. Common stocks generally represent the riskiest investment in a company. Even investments in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor economic conditions. It is possible that the Fund may experience a substantial or complete loss on an individual equity investment. While this is also possible with bonds, it is less likely.

Dividend Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing their issuers to underperform companies that do not pay high dividends. An issuer of stock held by the Fund may choose not to declare a dividend, or the dividend rate might not remain at current levels. Changes in the dividend policies of companies whose shares are owned by the Fund and the capital resources available for these companies’ dividend payments may reduce the level of dividend payments and adversely affect the Fund. Dividend paying stocks also may not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks.

Foreign Securities Risk. The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the Fund. These risks can be significantly greater for investments in developing countries. Investments in ADRs also involve some or all of the risks described below.

There is the possibility of cessation of trading on national exchanges, expropriation, nationalization of assets, confiscatory or punitive taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), restrictions on removal of assets, political or social instability, or diplomatic developments that could affect investments in securities of issuers in foreign nations. Foreign securities are subject to the risks associated with the potential imposition of economic or other sanctions against a particular foreign country, its nationals, businesses or industries, which could adversely affect the value of the Fund’s investments.

There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the U.S. Foreign companies are not generally subject to uniform accounting or financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. The Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its NAV.

Certain countries’ financial markets and services are less developed than those in the U.S. or other major economies. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Foreign markets have substantially less volume than the U.S. markets and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. Settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

The Fund’s investments in foreign securities may increase the risks with respect to the liquidity of the Fund’s portfolio. This could inhibit the Fund’s ability to meet a large number of shareholder redemption requests in the event of economic or political turmoil in a country in which the Fund has a substantial portion of its assets invested or deterioration in relations between the U.S. and the foreign country.

Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less economic stability; (ii) political and social uncertainty (for example, regional conflicts and risk of war); (iii) pervasiveness of corruption and crime; (iv) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (v) delays in settling portfolio transactions; (vi) risk of loss arising out of the system of share registration and custody; (vii) certain national policies that may restrict the fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (viii) foreign taxation; (ix) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (x) the absence of a capital market structure or market-oriented economy; and (xi) the possibility that any favorable economic developments may be slowed or reversed by unanticipated political or social events.

In addition, many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position.

American Depositary Receipts Risk. ADRs reduce but do not eliminate all the risk inherent in investing in the securities of foreign issuers. To the extent that the Fund acquires ADRs through banks that do not have a contractual relationship with the foreign issuer of the security underlying the ADR to issue and service such ADRs, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner.

Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Cyber Security Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by the Adviser and other service providers (including, but not limited to, Fund accountants, custodians, transfer agents and administrators), and the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. The Fund and its shareholders could be negatively impacted as a result.

REITs Investment Risk: REITs are subject to real estate industry risk. Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITS are organized and operated. Equity REITs, which generally invest directly in real estate, may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs, which invest in mortgages secured by interests in real estate, may be affected by the quality of any credit extended. Risks may include the following: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; lack of ability to access the credit or capital markets; overbuilding; extended vacancies of properties; defaults by borrowers or tenants, particularly during an economic downturn; increasing competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in market and sub-market values and the appeal of properties to tenants; and changes in interest rates. In general, real estate values can be affected by a variety of factors, including changes in demographic trends, supply and demand for properties, the economic health of the country as well as different regions, and the strength of specific industries that rent properties. Ultimately, an individual REIT’s performance depends on the types and locations for the properties it owns and on how well the REIT manages its properties. For instance, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants’ failures to pay rent, or incompetent management. Property values could decrease because of overbuilding in the area, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of distributed net income and net realized gains under the Code or to maintain their exemption from registration under the 1940 Act.

REITs are also subject to interest rate risk. REIT stock prices overall will decline over short or even long periods because of rising interest rates. In general, during periods of high interest rate risks, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments. Higher interest rates also mean that financing for real estate purchases and improvements may be more costly and difficult to obtain.

REITs tend to be small or medium-size companies. Because small and mid-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuation than the stocks of larger companies. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear its proportionate share of those fees and expenses.

U.S. Government Obligations. The Fund may invest in various types of U.S. government obligations. U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government and supported by the full faith and credit of the U.S. Treasury. U.S. government obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises (“GSEs”). Some obligations of such agencies or instrumentalities of the U.S. government are supported by the full faith and credit of the United States or U.S. Treasury guarantees. Other obligations of such agencies or instrumentalities of the U.S. government are supported by the right of the issuer or guarantor to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality or only by the credit of the agency or instrumentality issuing the obligation.

In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including GSEs) where it is not obligated to do so. In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Debt Securities Rating Risk. The use of credit ratings in evaluating debt securities can involve certain risks. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. A credit rating may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by conflicts of interest. Proposed legislation and regulations to reform rating agencies may adversely impact the Fund’s investments or investment process.

Interest Rate Risk. To the extent the Fund invests in bonds or other debt securities, changes in interest rates will affect the value of the Fund’s portfolio and its share price. Changes in interest rates may affect the yield, liquidity and value of investments in income producing or debt securities. Changes in interest rates also may affect the value of other securities. When interest rates decline, the value of the Fund’s investments in bonds or other debt securities generally rises. Conversely, rising interest rates, which often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of the Fund’s shares. In general, bonds or other debt securities having longer durations are more sensitive to interest rate changes than are bonds with shorter durations. A significant or rapid rise in interest rates could result in losses to the Fund.

Credit Risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest, the Fund’s income might be reduced, and if an issuer fails to repay principal, the value of the security might fall and the Fund could lose the amount of its investment in the security. The extent of this risk varies based on the terms of the particular security and the financial condition of the issuer. A downgrade in an issuer’s credit rating or other adverse news about an issuer can reduce the market value of that issuer’s securities.

Liquidity Risk. Certain securities held by the Fund may be difficult or impossible to sell at the time and at the price the Fund would like due to a variety of factors, including general market conditions, the perceived financial strength of the issuer, or specific restrictions on resale of the securities. Consequently, the Fund may have to hold these securities longer than it would like and may forgo other investment opportunities. It also is possible that the Fund could lose money or be prevented from realizing capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Lack of liquidity may impact valuation of such securities and the Fund’s NAV adversely, especially during times of financial distress. In addition, the Fund may not be able to raise cash when needed or may be forced to sell other investments to raise cash, which could impact the Fund’s performance negatively. Infrequent trading of securities also may lead to an increase in their price volatility. Liquidity is a general investment risk that potentially could impact any security, but funds that invest in foreign securities, particularly those of issuers located in emerging markets, unregistered or other restricted securities, such as Rule 144A securities, or certain small-company securities, which all have experienced periods of illiquidity, generally are subject to greater liquidity risk than funds that do not invest in these types of securities.

Recent Market Conditions.   U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Global economies and financial markets are highly interconnected, which increases the likelihood that conditions in one country or region will adversely impact issuers in a different country or region.

Due to concerns regarding recent high inflation in many sectors of the U.S. and global economies, the Fed and many foreign central banks and monetary authorities raised interest rates and implemented other policy initiatives in an effort to control inflation, and they may continue to do so. It is difficult to predict the timing, frequency, magnitude or direction of further interest rate changes, and the evaluation of macro-economic and other conditions or events could cause a change in approach in the future. Fixed-income and related markets may continue to experience heightened levels of interest rate and price volatility. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. The Fund’s investments may not keep pace with inflation, and the value of an investment in the Fund may be eroded over time by inflation. Changes in government or central bank policies could negatively affect the value and liquidity of the Fund’s investments and cause it to lose money, and there can be no assurance that the initiatives undertaken by governments and central banks will be successful.

The Fed’s or foreign central banks’ actions may result in an economic slowdown in the United States and abroad. There are concerns that monetary policy may provide less support should economic growth slow. An economic slowdown may negatively affect national and global economies, as well as national and global securities and commodities markets, and may continue for an extended period of time and have unforeseen impacts. Any deterioration in economic fundamentals may increase the risk of default or insolvency of particular issuers, negatively impact market values, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets, or decrease confidence in the markets.

In March 2023, the shutdown of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system. In addition, widespread loan defaults in the commercial real estate sector could have a cascading effect on the broader banking system, straining the financial health of lending institutions and potentially causing more banks to fail.

High public debt in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty, and there has been a significant increase in the amount of debt due to the economic effects of the coronavirus disease (COVID-19) pandemic and ensuing economic relief and public health measures. Economic, political and other developments may result in a further increase in the amount of public debt, including in the United States. The long-term consequences of high public debt are not known, but high levels of public debt may negatively affect economic conditions and the value of markets, sectors and companies in which the Fund invests.

Political and diplomatic events within the United States, including a contentious domestic political environment, changes in political party control of one or more branches of the U.S. government, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, a U.S. government shutdown (or the threat of such a shutdown), and disagreements over, or threats not to increase, the U.S. government’s borrowing limit (or “debt ceiling”), as well as political and diplomatic events abroad, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of U.S. government debt obligations, or concerns about the U.S. government’s credit quality in general, could have a substantial negative effect on the U.S. and global economies. Moreover, although the U.S. government has honored its credit obligations, there remains a possibility that the United States could default on its obligations. The consequences of such an unprecedented event are impossible to predict, but it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Fund’s investments.

Tensions, war, or other open conflicts between nations, such as between Russia and Ukraine, in the Middle East, and in eastern Asia, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. The extent and duration of ongoing hostilities or military actions and the repercussions of such actions are impossible to predict. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. The resulting adverse market conditions could be prolonged. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund.

Certain illnesses spread rapidly and have the potential to significantly and adversely affect the global economy and have material adverse impacts on the Fund. Public health crises caused by outbreaks of infectious diseases or other public health issues may disrupt market conditions and operations and economies around the world, exacerbate other pre-existing economic, political, and social tensions and risks, and negatively affect market performance and the value of investments in individual companies in significant and unforeseen ways. The impact of any outbreak may last for an extended period of time. For example, the impact of the coronavirus disease (COVID-19) pandemic caused significant volatility and severe losses in global financial markets. The COVID-19 pandemic and efforts to contain its spread resulted in significant disruptions to business operations, supply chains and customer activity, higher default rates, widespread business closures and layoffs, travel restrictions and border closings, extended quarantines and stay-at-home orders, event and service cancellations, labor shortages, and significant challenges in healthcare service preparation and delivery, as well as general concern, uncertainty and social unrest. The continued impact of COVID-19 is uncertain. Other outbreaks of infectious diseases or other public health issues that may arise in the future may have similar or worse effects.

Slowing global economic growth, the rise in protectionist trade policies, and changes to some major international trade agreements (including, for example, the trade agreement between the U.K. and EU) could affect the economies of many countries in ways that cannot necessarily be foreseen at the present time. The United States has developed increasingly strained relations with a number of foreign countries. If relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. For example, the United States has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. In addition, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If relations between the United States and China do not improve or continue to deteriorate, or if China were to attempt unification of Taiwan by coercion or force, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s investments may go down.

Advancements in technology may also adversely impact market movements and liquidity and may affect the overall performance of the Fund. For example, the advanced development and increased regulation of artificial intelligence may impact the economy and the performance of the Fund. As artificial intelligence is used more widely, the profitability and growth of the Fund’s holdings may be impacted, which could impact the overall performance of the Fund.

In addition, global climate change may have a significant adverse effect on property and security values. A rise in sea levels, changes in weather patterns, an increase in powerful storms and/or an increase in flooding could cause real estate properties to lose value or become unmarketable altogether. Unlike previous declines in the real estate market, properties in affected zones may never recover their value. Large wildfires have devastated, and in the future may devastate, entire communities and may be very costly to any business found to be responsible for the fire or conducting operations in affected areas. Regulatory changes and divestment movements in the United States and abroad tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change. Losses related to climate change could adversely affect corporate borrowers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax revenues and tourist dollars generated by affected properties, and insurers of the properties and/or of corporate, municipal or mortgage-backed securities. Because property and security values are driven largely by buyers’ perceptions, it is difficult to know the time period over which these market effects might unfold.

All of these risks may have a material adverse effect on the performance and financial condition of the companies and other issuers in which the Fund invests, and on the overall performance of the Fund.

INVESTMENT RESTRICTIONS

The Fund is classified as a “diversified” fund under the 1940 Act. Currently under the 1940 Act, a diversified fund may not, with respect to 75% of its total assets, invest in a security if, as a result of such investment, more than 5% of the fund’s total assets would be invested in the securities of any one issuer or the fund would hold more than 10% of the outstanding voting securities of any one issuer. These percentage limitations do not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies. With respect to the remaining 25% of its total assets, a diversified fund may invest more than 5% of its total assets in the securities of one issuer. Repurchase agreements will not be considered to be subject to the above-stated 5% limitation if the collateral underlying the repurchase agreements consists exclusively of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. In addition, mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company. The 1940 Act provides that a fund may not change its classification from diversified to non-diversified unless authorized by the vote of a majority of the outstanding voting securities of the fund.

The Fund has adopted the following investment restrictions as fundamental policies that may not be changed without the vote of the lesser of: (1) 67% or more of the shares of the Fund represented at a meeting at which more than 50% of the outstanding Fund shares are represented; or (2) a majority of the outstanding shares of the Fund. Pursuant to such policies, the Fund may not:

(1) issue senior securities except as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.

(2) borrow money, except as permitted under the 1940 Act, and the rules thereunder, as interpreted or modified by regulatory authority having jurisdiction from time to time, and any applicable exemptive relief.

(3) engage in the business of underwriting securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting or as otherwise permitted by the 1940 Act, and the rules thereunder, as interpreted or modified by regulatory authority having jurisdiction from time to time, and any applicable exemptive relief.

(4) concentrate its investments in a particular industry or group of industries, as the term “concentration” is used in the 1940 Act, and the rules thereunder, as interpreted or modified by regulatory authority having jurisdiction from time to time, and any applicable exemptive relief.
(5) purchase or sell real estate, except that the Fund may purchase and sell securities or other instruments that are secured by, or linked to, real estate or interests therein, securities of real estate investment trusts, mortgage-related securities and securities of issuers engaged in the real estate business, and the Fund may purchase and sell real estate acquired as a result of the ownership of securities or other instruments.

(6) purchase or sell physical commodities to the extent prohibited by the 1940 Act and other applicable laws, and the rules thereunder, as interpreted or modified by regulatory authorities having jurisdiction from time to time, and any applicable exemptive relief.

(7) make loans to other persons to the extent prohibited by the 1940 Act, and the rules thereunder, as interpreted or modified by regulatory authority having jurisdiction from time to time, and any applicable exemptive relief.

Notations Regarding the Fund’s Fundamental Restrictions
The Fund’s fundamental restrictions are written and will be interpreted broadly. From time to time, the Securities and Exchange Commission (“SEC”) and members of its staff, and others, issue formal or informal views on various provisions of the 1940 Act and the rules thereunder, including through no-action letters and exemptive orders. For flexibility, the Fund’s fundamental restrictions will be interpreted with regard to these interpretations or modifications, as they are given from time to time. Therefore, it is possible that the interpretation of the Fund’s fundamental restrictions could change in the future.

The following notations are not considered to be part of the Fund’s fundamental restrictions and are subject to change without shareholder approval.

Senior Securities and Borrowing (notations regarding the fundamental restrictions set forth in (1) and (2) above)

“Senior securities” generally are obligations that have a priority over a fund’s shares with respect to the distribution of portfolio assets or the payment of dividends. Borrowings are viewed as involving the creation of a senior security. Under the 1940 Act, an open-end fund currently may not issue senior securities, except that a fund is permitted to borrow money in an amount not in excess of 33 1/3% of the fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, and except that a fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary purposes, such as clearance of portfolio transactions and share redemptions. Any Fund borrowings that come to exceed these amounts will be reduced in accordance with applicable law.

Rule 18f-4 under the 1940 Act (“Rule 18f-4”) governs the use of derivatives by registered investment companies. Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into and replaces the asset segregation framework previously used by funds to comply with the limitations on the issuance of senior securities imposed by Section 18 of the 1940 Act. Rule 18f-4 permits a fund, provided that the conditions imposed by the rule are met, to engage in derivatives transactions and certain other transactions that might otherwise be considered to create senior securities.

Underwriting (notations regarding the fundamental restriction set forth in (3) above)
A fund engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an “underwriter” under certain federal securities laws. Although it is not believed that the application of the federal securities laws so described would cause the Fund to be engaged in the business of underwriting, the fundamental restriction will be interpreted not to prevent the Fund from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether the Fund may be considered to be within the technical definition of an underwriter under the federal securities laws or is otherwise engaged in the underwriting business to the extent permitted under applicable law.

Concentration (notations with respect to the fundamental restriction set forth in (4) above)
While the 1940 Act does not define what constitutes “concentration” in an industry, the SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal business activities in the same industry or group of industries constitutes concentration. The fundamental restriction does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or obligations the interest on which is excludable from gross income for federal income tax purposes issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing. Private activity municipal securities are not included within the exclusion for political subdivisions. In addition, investments in other investment companies are not considered an investment in any particular industry for purposes of the fundamental restriction. Industries generally are determined by reference to the classifications of industries set forth in the Fund’s shareholder report. With respect to the Fund’s investments in options, futures, swaps and other derivative transactions, industries may be determined by reference to the industry of the reference asset. The Fund may invest in securities of other investment companies or investment vehicles that may concentrate their assets in one or more industries. The Fund may consider the concentration of such investment companies and investment vehicles in determining compliance with the fundamental restriction.

Commodities (notations with respect to the fundamental restriction set forth in (6) above)
The 1940 Act generally does not prohibit a fund from investing in commodities or commodity-related instruments. A fund is, however, limited in the amount of illiquid assets it may purchase, and certain commodities, especially physical commodities, may be considered to be illiquid. The Fund may purchase or sell currencies and securities or other instruments backed by physical commodities and may purchase, sell or enter into options, futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments, including commodity-linked derivative instruments. The Fund may, consistent with the fundamental restriction, transact in securities of exchange-traded funds (“ETFs”) or similar instruments that provide exposure to physical commodities. The Fund will not qualify as a “regulated investment company” under Section 851(a) of the Code (a “RIC”) in any taxable year, however, for which more than 10% of its gross income consists of certain “non-qualifying” income, which includes gains from selling physical commodities (or options or futures contracts thereon unless the gain is realized from certain hedging transactions). To remain within that limitation, the Fund may need to limit its purchases of commodity-related investments that generate non-qualifying income, hold such an investment to avoid realizing non-qualifying income, sell such an investment at a loss, or take other actions, such as sell other investments, when for investment reasons it would not otherwise do so. The Fund would not intend to sell commodity-related investments when doing so would cause it to fail to qualify as a RIC.

Loans (notations with respect to the fundamental restriction set forth in (7) above)

The fundamental restriction allows the Fund to engage in all forms of lending (including loans of cash and portfolio securities) — and thus become a creditor — to the full extent permitted under the 1940 Act and related interpretations, as in effect from time to time. For purposes of the fundamental restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments and repurchase agreements will not be considered the making of a loan.

MANAGEMENT OF THE FUND

Board Leadership Structure. The Board of Trustees has general oversight responsibility with respect to the operation of the Fund. The Board of Trustees has engaged Evercore Wealth Management, LLC to manage the Fund and is responsible for overseeing the Adviser and other service providers to the Fund in accordance with applicable laws. The Board of Trustees has established an audit committee to assist the Board of Trustees in performing its oversight responsibilities.

Frederick Taylor is Chairman of the Board of Trustees. Mr. Taylor is an “interested person” (as defined in Section 2(a)(19) of the 1940 Act) of the Fund because he is a Senior Advisor of the Adviser. The Fund does not have a lead independent trustee. The Board of Trustees reviews its structure periodically and believes that its leadership structure is appropriate given the asset size of the Fund, the number of Trustees overseeing the Fund and the Board of Trustees’ oversight responsibilities, as well as the Fund’s business activities and management structure.

Board Oversight of Risk. Through its direct oversight of Fund officers, and indirectly through the audit committee and service providers, the Board of Trustees performs a risk oversight function for the Fund. To effectively perform its risk oversight function, the Board of Trustees, among other things, performs the following activities: receives and reviews reports related to the performance and operations of the Fund; reviews and approves, as applicable, the compliance policies and procedures of the Fund; approves the Fund’s principal investment policies; adopts policies and procedures designed to deter market timing; meets with representatives of various service providers, including the Adviser and the independent registered public accounting firm of the Fund, to review and discuss the activities of the Fund and to provide direction with respect thereto; and appoints a chief compliance officer of the Fund who oversees the implementation and testing of the Fund’s compliance program and reports to the Board of Trustees regarding compliance matters for the Fund and its service providers.

The Fund has an audit committee consisting solely of the two independent trustees. The audit committee plays a significant role in the risk oversight of the Fund as it meets annually with the auditors of the Fund and periodically with the Fund’s chief compliance officer.

Management Information. As a Delaware statutory trust, the business and affairs of the Fund are managed by its officers under the direction of its Board of Trustees. The name, age, address, principal occupations during the past five years, and other information with respect to each of the trustees and officers of the Fund are as follows:

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES
Laird I. Grant 55 East 52nd Street, 23rd Floor New York, NY 10055 (born 1945)	Trustee	Since 2012	Retired; Managing Director and Senior Portfolio Manager, U.S. Trust Company of Florida, 2001-2008.	1	David Lawrence Center 2019- Present; Chair of the Investment Committee, David Lawrence Center 2021-Present; Toscana at Bay Colony 2019-2021.
Katharine L. Plourde 55 East 52nd Street, 23rd Floor New York, NY 10055 (born 1951)	Trustee	Since 2014	Private Investor; Corporate Director of Albany International, an NYSE-listed company.	1	Albany International 2013-Present.

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
INTERESTED TRUSTEE
Frederick Taylor** 55 East 52nd Street, 23rd Floor New York, NY 10055 (born 1941)	Chairman, Trustee, and President	Since 2013	Senior Advisor, Evercore Wealth Management, LLC 2008-Present.	1	John’s Island Golf Club, 2012-Present; Vero Beach Museum and Vero Beach Museum Endowment Trust Board, 2012-2020; Trustee Emeritus, Wesleyan University, 2006-Present.
OFFICERS
Ruth P. Calaman 55 East 52nd Street, 23rd Floor New York, NY 10055 (born 1966)	Executive Vice President, Secretary and Chief Compliance Officer	Since 2012	General Counsel, Chief Compliance Officer, Evercore Wealth Management LLC and Evercore Trust Company, N.A. since 2011. Partner, Evercore Wealth Management, LLC since 2021.	N/A	None
Dianna Caban 55 East 52nd Street, 23rd Floor New York, NY 10055 (born 1967)	Executive Vice President and Treasurer	Since 2019	Managing Director, Evercore Wealth Management, LLC since 2008.	N/A	None
*    Each Trustee serves for an indefinite term until his or her successor is duly elected and qualified, unless the Trustee resigns, dies or is removed in accordance with the provisions of the Trust’s By-Laws.
**    Denotes a Trustee who is an “interested person” (as defined in Section 2(a)(19) of the 1940 Act) of the Trust because of his association with the Adviser. Frederick Taylor is an “interested person” (as so defined) of the Trust because he is a Senior Advisor of the Adviser.

Qualification of Trustees. Frederick Taylor became a Trustee in 2013. Mr. Taylor has extensive experience in the investment management industry as a vice chairman and chief investment officer of a trust company. Mr. Taylor has also served as a board member for various companies and not for profit organizations.

Laird I. Grant became a Trustee in 2012. Ms. Grant has extensive experience in the investment management industry as a managing director, president, chief executive officer, executive vice president, chief investment officer and portfolio manager of a trust company. Ms. Grant has also served as a board member for various companies and not for profit organizations.

Katharine L. Plourde became a Trustee in 2014. Ms. Plourde has extensive experience in the financial services and investment management industries as a former securities analyst at a major investment bank, where she was a managing director and principal focusing on research coverage of the specialty chemical, specialty material, industrial gas and related industries. Ms. Plourde also serves as a member of the board of a publicly traded company.

Board Interest in the Fund. As of December 31, 2023, the Trustees owned the following amounts in the Fund:

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies*
Independent Trustees:
Laird I. Grant	None	None
Katharine L. Plourde	None	None

Interested Trustee:
Frederick Taylor	None	None
*The “Family of Investment Companies” includes only the Fund.

Compensation. For their service, the Trustees receive an annual fee of $15,000 each. In addition, the Trustees are reimbursed for expenses incurred in connection with their attendance at Board meetings held during the year. The table below details the amount of compensation the Trustees received from the Fund for the fiscal year ending December 31, 2023. The Fund makes no payments of salary to any Officer in such capacity.

Name of Person, Position	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex* Paid to Directors
Independent Trustees:
Laird I. Grant	$15,000	0	0	$15,000
Katharine L. Plourde	$15,000	0	0	$15,000

Interested Trustee:
Frederick Taylor	$15,000	0	0	$15,000
*    The “Fund Complex” includes only the Fund.

Management Ownership. As of April 2, 2024, all Officers and Trustees of the Fund as a group owned (according to information supplied by them) of record or beneficially less than 1% of the Fund’s outstanding shares. Furthermore, neither the Independent Trustees nor members of their immediate family own securities beneficially or of record in the Adviser, the principal underwriter or an affiliate of the Adviser or principal underwriter or any person controlling, controlled by, or under common control with the Adviser or principal underwriter. Evercore Wealth Management, LLC serves as the investment adviser for certain investment accounts of Ms. Grant or accounts for which she is the named trustee. During the calendar year 2023, the advisory fees paid to the Adviser with respect to these accounts were approximately $161,000. The accounts pay the same fees applicable to other similarly situated types of accounts at the Adviser and are not accorded any special treatment regarding portfolio management decisions or securities allocations.

Board Committees. The Trust has one standing committee, the Audit Committee, which is comprised exclusively of all of the Independent Trustees. The Audit Committee typically meets twice per year with respect to the Fund. The functions of the Audit Committee are to review the scope and results of the audit of the Fund’s financial statements and any matters bearing on the audit or the Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting. The Audit Committee for the Fund met twice with respect to the Fund during the fiscal year of the Fund ended December 31, 2023.

CODE OF ETHICS

The Trust, the Adviser and the Distributor have each adopted a Code of Ethics under, or which complies in substance with, Rule 17j-1 under the 1940 Act. These Codes of Ethics permit, subject to certain conditions, personnel of the Adviser and Distributor to invest in securities that may be purchased or held by the Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF FUND SECURITIES

Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding equity securities or otherwise acknowledges the existence of control. Shareholders owning more than 25% of the outstanding shares of the Fund may be able to determine the outcome of most issues that are submitted to shareholders for a vote. For shares held in accounts at SEI Private Trust Company, the Adviser generally retains voting discretion for the beneficial owners of the shares. Principal holders are persons that own beneficially 5% or more of the Fund’s outstanding equity securities. As of April 1, 2024, the Fund had no control persons, and the following shareholders owned more than 5% of the outstanding voting securities of the Fund:

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
SEI Private Trust Company C/O Evercore Bank Attn: Mutual Fund Administrator One Freedom Valley Drive Oaks, PA 19456-9989	SEI Investments Management Corp	PA	80.00%	Record
Charles Schwab & Co. Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1901	N/A	N/A	10.53%	Record
NFS LLC FEBO FIICO As Agent For Qualified Employee Benefit Plans 401K FINOPS-IC Funds 100 Magellan Way #KW1C Covington, KY 41015-1987	N/A	N/A	5.83%	Record

PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Fund are made by the Adviser. Officers of the Fund are generally responsible for implementing or supervising these decisions, including allocation of portfolio brokerage and principal business as well as the negotiation of commissions and/or the price of the securities. A change in the securities held by the Fund is known as “portfolio turnover.” Portfolio turnover may vary significantly from year to year due to a variety of factors within and outside the control of the Fund and the Adviser, including a fluctuating volume of shareholder purchase and redemption orders, market conditions, investment strategy changes, or changes in the Adviser's investment outlook. A high turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) which must be borne by the Fund and its shareholders.

Portfolio changes will be made promptly in the event that the Adviser shall consider such action appropriate, without regard to the length of time any security involved was held or the impact of such changes on turnover consistent with the Fund’s objectives.

The portfolio turnover rate is calculated by dividing the lesser of the annual sales or purchases of portfolio securities by the monthly average value of the portfolio securities held by the Fund during the year (excluding all securities whose maturities or expiration dates at the time of acquisition were one year or less). A high portfolio turnover may result in higher brokerage costs and additional net realized capital gains, which will be taxable to the Fund’s shareholders when distributed to them.

During the past two fiscal years, the Fund’s portfolio turnover rate was as follows:

Fund Portfolio Turnover Rate For Fiscal Years Ended December 31,
2023	2022
9.66%	11.68%

When considering prospective investments, the Fund anticipates retaining securities purchased over a period of time. However, a review of the Fund’s portfolio relative to alternate investments may lead to disposition of a security in a short period of time.

In instances where securities are purchased on a commission basis, the Fund will seek competitive and reasonable commission rates based on circumstances of the trade involved and to the extent that they do not detract from the quality of the execution. The Fund, in purchasing and selling portfolio securities, will seek the best available combination of execution and overall price (which shall include the cost of the transaction) consistent with the circumstances which exist at the time. The Fund does not intend to solicit competitive bids on each transaction.

The Fund believes it is in its best interest and that of its shareholders to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates. Broker-dealers meeting these qualifications also will be selected for any research or other services provided to the Fund. Substantially all of the portfolio transactions are through brokerage firms that are members of the New York Stock Exchange (“NYSE”), which is typically the most active market in the size of the Fund’s transactions and for the types of securities predominant in the Fund’s portfolio. When buying securities in the over-the-counter market, the Fund will select a broker who maintains a primary market for the security unless it appears that a better combination of price and execution may be obtained elsewhere. The Fund normally will not pay a higher commission rate to broker-dealers providing benefits or services to it than it would pay to broker-dealers who do not provide it such benefits or services. However, the Fund reserves the right to do so within the principles set out in Section 28(e) of the Securities Exchange Act of 1934, as amended, when it appears that this would be in the best interests of the shareholders. During the fiscal year ended December 31, 2023, the Fund acquired securities of its “regular brokers or dealers” (as defined under the 1940 Act), Morgan Stanley & Co., Inc., with an aggregate value of $32,237,449.

No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business. Brokerage allocation is reviewed regularly by both the Board of Trustees and the Adviser.

The Fund has developed policies to ensure that its selection of selling brokers for portfolio transactions is not influenced by considerations about the sale of Fund shares.

Research services furnished by broker-dealers may be useful to the Adviser in serving other clients, as well as the Fund. Conversely, the Fund may benefit from research services obtained by the Adviser from the placement of portfolio brokerage of other clients.

When it appears to be in the best interests of its shareholders, the Fund may join with other clients of the Adviser in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed between the Fund and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund.

During the past three fiscal years, the Fund paid the following brokerage commissions, to brokerage firms in connection with its purchases and sales of portfolio securities.

Fund Brokerage Commissions For Fiscal Years Ended December 31,
2023	2022	2021
$25,648	$25,105	$34,656

During the fiscal years ended December 31, 2021 through 2023, no broker employed by the Fund (i) was an “affiliated person” (as defined in Section 2(a)(3) of the 1940 Act) of the Fund; (ii) was an affiliated person of such an affiliated person; or (iii) had an affiliated person who was also an affiliated person of the Fund, the Adviser or the principal underwriter.

PORTFOLIO HOLDINGS INFORMATION

The Fund maintains written policies and a procedure regarding the disclosure of its portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interest of the Fund’s shareholders. It is the policy of the Fund to safeguard against misuse of the Fund’s current portfolio holdings information and prevent the selective disclosure of non-public information concerning the Fund. The officers of the Fund, on a regular basis, receive reports as to purchases and redemptions of

Fund shares and review these reports to determine if there is any unusual trading in Fund shares. The officers of the Fund will report to the Board of Trustees any such unusual trading in Fund shares.

The Fund has entered into arrangements with certain third party service providers for services that require these groups to have access to the Fund’s portfolio on a daily basis. As a result, such third party service providers may receive portfolio holdings information prior to and more frequently than the public disclosure of such information. For example, the Fund may disclose portfolio holdings information to the fund accountant who is responsible for maintaining the accounting records of the Fund, which includes maintaining a current portfolio of the Fund. The Fund also undergoes an annual audit, which requires the Fund’s independent auditor to review the Fund’s portfolio. In addition to the Fund’s fund accountant, the Fund’s custodian also maintains an up-to-date list of the Fund’s holdings. Further, the Fund may disclose its portfolio holdings to printers for the purpose of preparing Fund regulatory filings, to other service providers such as proxy voting service providers or portfolio management data base providers in connection with their providing services to the Fund and to ranking organizations for use in developing a ranking for the Fund. Each of these parties is contractually and/or ethically prohibited from sharing the Fund’s portfolio or trading on portfolio holdings information unless specifically authorized by the Fund’s Chief Compliance Officer or another designated officer of the Fund.

The Fund makes its full portfolio holdings publicly available on its website on a monthly basis, but not earlier than five days after each month end. The Fund also, at the end of each calendar quarter, lists the 10 largest holdings by percentage of assets, on its web site, but not earlier than five days after the end of the quarter.

Additionally, the Fund may provide its entire portfolio to the following ranking organizations: Morningstar, Inc., Lipper, Inc., Standard & Poor’s Financial Services, LLC, Bloomberg L.P., Thomson Financial Research, Vickers Stock Research Corporation Data and Capital Bridge, Inc. The Fund’s management has determined that these organizations provide investors with a valuable service and therefore are willing to provide them with portfolio information. The Fund may not pay these organizations or receive any compensation from them for providing this information. The Fund may provide portfolio information to these organizations on either a monthly or quarterly basis, but not earlier than five days after the end of the quarter. Because the information that is provided is at least five days old, the Fund has not required that these ranking organizations be subject to confidentiality agreements or trading prohibitions.

TAX ASPECTS

The following information supplements the tax information set forth in the Prospectus.

The Fund has elected to be a “regulated investment company” under Subchapter M of Chapter 1 of Subtitle A of the Code (a “RIC”), has qualified for treatment as such for its most recent taxable year, and intends to continue to so qualify for its current taxable year. As a RIC, the Fund generally pays no federal income tax on the net income and realized gains it distributes to you.

If the Fund failed to qualify for treatment as a RIC for any taxable year -- and was unable to, or determined not to, avail itself of Code provisions that enable a RIC to cure a failure to satisfy certain source of income and asset diversification requirements to be a RIC as long as the failure “is due to reasonable cause and not due to willful neglect” and the RIC pays a deductible tax calculated in accordance with those provisions and meets certain other requirements ‑‑ then for federal income tax purposes it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders. In addition, for those purposes the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends to the extent of the Fund’s earnings and profits. For individual and certain other non-corporate shareholders (each, an “individual shareholder”), those dividends would be taxable as “qualified dividend income” (as defined in the Prospectus) (“QDI”) and thus subject to federal income tax at the rates for net capital gain ‑‑ a maximum of 15% for a single shareholder with taxable income not exceeding $518,900 ($583,750 for married shareholders filing jointly) and 20% for individual shareholders with taxable income exceeding those respective amounts (which apply for 2024 and will be adjusted for inflation annually thereafter). In the case of corporate shareholders that meet certain holding period and other requirements regarding their Fund shares, all or part of those dividends would be eligible for the dividends-received deduction. Furthermore, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment. The Board of Trustees reserves the right not to maintain the Fund’s qualification for treatment as a RIC if it determines such course of action to be beneficial to shareholders. In such case, the consequences described above would apply.

To avoid a 4% non-deductible federal excise tax (“Excise Tax”), the Fund must distribute to its shareholders by December 31 of each year at least the sum of the following amounts: 98% of its ordinary income earned during the calendar year; 98.2% of its capital gain net income earned during the twelve‑month period ending October 31 of that year; plus 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or in January, in the case of certain dividends that are treated as paid by the Fund and received by its shareholders on December 31) to avoid the Excise Tax but can give no assurances that its distributions will be sufficient to eliminate all taxes.

The Fund earns income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares, except the part thereof that is QDI if you are an individual shareholder.

The Fund treats most foreign exchange gains and losses it realizes on the sale of debt securities as ordinary income and loss, respectively. Those gains (net of those losses) when distributed will be taxable to you as ordinary dividends, and any losses will reduce the Fund’s ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Fund’s ordinary income distributions to you and may cause some or all of the Fund’s previously distributed income to be classified as a “return of capital.”

Any loss incurred on the redemption of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any net capital gain distributed to you by the Fund on those shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of distributions or otherwise) within 30 days before or after the redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

The Fund may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests for a taxable year: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC and of any gain on its disposition of that stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the 15%/20% maximum federal income tax rates on individual shareholders’ QDI.

If the Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain ‑‑ which the Fund likely would have to distribute to satisfy the distribution requirement necessary to qualify for RIC treatment (“Distribution Requirement”) and avoid imposition of the Excise Tax ‑‑ even if the QEF did not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

The Fund may elect to “mark to market” any stock in certain PFICs it owns at the end of its taxable year, in which event it likely would be required to distribute to its shareholders any resulting income (described in the next sentence) to comply with the Distribution Requirement. “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the stock over the Fund’s adjusted basis therein (including mark-to-market gain for each prior taxable year for which an election was in effect) as of the end of that year. Pursuant to the election, the Fund also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. The Fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

You should be aware that whether a foreign corporation is a PFIC is a fact-intensive determination that is based on various facts and circumstances and thus is subject to change, and the principles and methodology used therein are subject to interpretation. As a result, the Fund may not be able, at the time it acquires a foreign corporation’s shares, to ascertain whether the corporation is a PFIC, and a foreign corporation may become a PFIC after the Fund acquires shares therein. While the Fund generally will seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will be able to do so and it reserves the right to make such investments as a matter of its investment policy.

The Fund may be subject to foreign withholding taxes on income from, and gains realized on the disposition of, certain of its foreign securities, which would reduce the yield and/or total return on its investments. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, “foreign financial institutions” (“FFIs”) and “non-financial foreign entities” (“NFFEs”) that are Fund shareholders may be subject to a generally nonrefundable 30% withholding tax on income dividends the Fund pays. As discussed more fully below, the FATCA withholding tax generally can be avoided (a) by an FFI, if it reports certain information regarding direct and indirect ownership of financial accounts U.S. persons hold with the FFI, and (b) by an NFFE that certifies its status as such and, in certain circumstances, information regarding substantial U.S. owners.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the Internal Revenue Service (“IRS”) under the Code. Under such an agreement, a participating FFI agrees to (1) verify and document whether it has U.S. accountholders, (2) report certain information regarding their accounts to the IRS, and (3) meet certain other specified requirements.

The U.S. Treasury has negotiated intergovernmental agreements (“IGAs”) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA. An entity in one of those countries may be required to comply with the terms of the applicable IGA instead of U.S. Treasury regulations. An FFI resident in a country that has entered into a Model I IGA with the United States must report to the government of that country (pursuant to the terms of the applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI resident in a Model II IGA country generally must comply with U.S. regulatory requirements, with certain exceptions, including the treatment of recalcitrant accountholders. An FFI resident in one of those countries that complies with whichever of the foregoing applies will be exempt from FATCA withholding.

An NFFE that is the beneficial owner of a payment from the Fund can avoid FATCA withholding generally by certifying its status as such and, in certain circumstances, either that (1) it does not have any substantial U.S. owners or (2) it does have one or more such owners and reports the name, address, and taxpayer identification number of each such owner. The NFFE will report to the Fund or other applicable withholding agent, which may, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted, or deemed compliant categories established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. The requirements imposed by FATCA are different from, and in addition to, the tax certification rules to avoid backup withholding described in the Prospectus. Foreign investors are urged to consult their tax advisors regarding the application of these requirements to their own situation and the impact thereof on their investment in the Fund.

Effective for taxable years beginning after December 31, 2017 and before January 1, 2026, the Code generally allows Individuals and certain non-corporate entities a deduction for 20% of (1) “qualified REIT dividends” and (2) “QPTP income.” “Qualified REIT dividends” generally includes any dividend received from a REIT which is not QDI and is not a “capital gain dividend” (with certain exceptions, any dividend timely designated by the REIT as a capital gain dividend). “QPTP income” is the sum of (1) the net amount of a partner’s allocable share of income, gain, deduction, and loss from a “publicly traded partnership” (generally, a partnership the interests in which are traded on an established securities market or are readily tradable on a secondary market (or the substantial equivalent thereof)) that is not taxed as a corporation, plus (2) any gain or loss attributable to assets of the publicly traded partnership giving rise to ordinary income considered attributable to a trade or business conducted by the partnership. Generally, a publicly traded partnership is not taxed as a corporation (and therefore may be a qualified publicly traded partnership) if at least 90% of its gross income consists of

“qualifying income.” Qualifying income includes interest, dividends, real property rents, gain from the disposition of real property, and certain other sources of income. Regulations finalized in 2020 allow a fund to pass the character of its qualified REIT dividends through to its shareholders provided certain holding period requirements are met. The Treasury Department has also announced that it is considering adopting regulations that would provide a similar pass-through of QPTP income, but that pass-through is not currently available. As a result, an investor who invests directly in QPTPs will be able to receive the benefit of the 20% deduction, which a shareholder in a fund that invests in QPTPs currently will not.

PRINCIPAL UNDERWRITER

Quasar Distributors, LLC, the Fund’s principal underwriter or distributor (the “Distributor”), offers shares of the Fund on a continuous basis. Quasar is an indirect, wholly-owned subsidiary of Foreside Distributors, LLC. During the last three fiscal years, the Distributor did not receive any net underwriting discounts or commissions, compensation on redemptions and repurchases, brokerage commissions or other compensation from the Fund.

DETERMINATION OF NET ASSET VALUE

The Fund’s NAV per share is determined as of the close of business on the NYSE (currently, 4:00 p.m. Eastern time) on each day the NYSE is open for trading. The Fund does not expect to determine the NAV of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share. NAV will not be determined on the following holidays: New Year’s Day, Martin Luther King, Jr.’s Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Fund’s NAV per share is computed by dividing the value of the securities held by the Fund, plus any cash or other assets (including interest and dividends accrued but not yet received), minus all liabilities (including accrued expenses), by the total number of shares outstanding at such time. Expenses, including the fees payable to the Adviser, are accrued daily as is practicable. Dividends receivable are treated as assets from the date on which securities go ex‑dividend and interest on bonds or other interest-bearing securities is accrued daily.

An example of how the Fund calculated its NAV per share as of December 31, 2023 is as follows:

Net Assets	=	NAV Per Share
Shares Outstanding

$404,869,422	=	$33.58
$12,055,799

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value. The Board of Trustees has designated the Adviser as the Fund's valuation designee to perform fair value functions in accordance with valuation policies and procedures adopted by the Adviser, subject to the Board of Trustee's oversight. Using fair value to price a security may result in a value different from the security's most recent closing price and from the prices used by other mutual funds to calculate their share prices. In determining fair value, the valuation designee considers, among other things: 1) the last sales price on the securities exchange, if any, on which a security is primarily traded; 2) the mean between the last bid and asked prices; 3) price quotations from an approved pricing service, and 4) other factors as necessary to determine a fair value under certain circumstances.

PURCHASE AND REDEMPTION SERVICES
The Fund reserves the right in certain circumstances to:
•Waive or increase the minimum investment requirements with respect to any person or class of persons, which include shareholders of the Fund’s special investment programs.
•Begin charging a fee for certain redemption services and to change the service upon 60 days written notice to you.
•Begin charging a fee for the systematic withdrawal plan upon 30 days written notice to you.
•Waive signature guarantee requirements in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders.

SHARE PURCHASES

The Fund will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. We cannot process transaction requests that are not complete and in good order as defined in the Prospectus. If you use the services of any other broker to purchase or redeem shares of the Fund, that broker may charge you a fee. Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the NAV per share next effective after the order is received by the Fund.

Each investment is confirmed by a year-to-date statement that provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account that provides necessary tax information.

Upon purchase, the proper number of full and fractional shares are credited to your account and confirmed by the Fund’s transfer agent (the “Transfer Agent”), U.S. Bank Global Fund Services, (“Fund Services”).

Retirement Plans. Shares may be purchased by virtually all types of tax-deferred retirement plans. Please contact the Fund at 1-800-443-4693 to obtain plan forms and/or custody agreements for the following:

•Individual retirement accounts
•Roth IRAs
•Coverdell education savings accounts
•Simplified employee pension plans

U.S. Bank, N.A. serves as fiduciary and custodian of the above-mentioned retirement plans. Dividends and other distributions will be automatically reinvested without a sales charge. For further details, including rights of revocation, fees charged, tax consequences and redemption information, see the specific plan documents that can be obtained from the Fund. Investors should consult with their tax advisor before establishing any of the tax-deferred retirement plans listed above.

The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by the Prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Fund and its shareholders.

The Fund may accept investments in kind of stocks based on judgments as to whether, in each case, acceptance of stock will allow the Fund to acquire the stock at no more than the net cost of acquiring it through normal channels, and whether the stock has restrictions on its sale by the Fund under the Securities Act of 1933 as amended (“1933 Act”). Fund shares purchased in exchange for stocks are issued at NAV.

The Fund reserves the right to refuse to accept orders for Fund shares unless accompanied by payment.

REDEMPTION OF SHARES

The Fund will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Transfer Agent cannot process transaction requests that are not complete and in good order as defined in the Prospectus.

The right of redemption may be suspended, or the date of payment postponed beyond the normal seven-day period by the Board of Trustees under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the NYSE is closed, other than customary weekend and holiday closing, or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the Fund to determine the fair value of its net assets; or (3) for such other periods as the Securities and Exchange Commission (“SEC”) may by order permit for the protection of the Fund’s shareholders.

All redemption and repurchase payments will be made by check, except that if the Board of Trustees determines that it is in the best interest of the remaining Stockholders, redemptions and repurchases may be made in kind from the portfolio of the Fund, in lieu of cash, taking such securities at their value employed in determining NAV, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. Redemptions made in kind are taxable transactions. In such event, the Fund may comply with Rule 18f-1 promulgated by the SEC under Section 18(f) of the 1940 Act, pursuant to which the Fund, upon filing a notification of election with the SEC, would redeem and repurchase Shares solely in cash during any 90-day period for any one Stockholder up to the lesser of $250,000 or 1% of the NAV of the Fund at the beginning of such 90-day period. In the event of redemptions or repurchases in kind, a stockholder may incur brokerage commissions in realizing cash thereon.

Because the NAV of a Share fluctuates as a result of changes in the value of securities owned by the Fund, the amount received upon redemption may be more or less than the amount paid for such Shares.

Systematic Withdrawal Plan. The payments specified by an investor will be made out of the proceeds of redemption of Shares credited to his account. Accordingly, since the withdrawal payments represent the proceeds for Share redemptions, an investor’s invested capital will be reduced to the extent that withdrawal payments exceed the income dividends and capital gain distributions paid and reinvested on his Shares. Continued withdrawals in excess of current income risk the exhaustion of invested capital.

All dividends and other distributions on Shares are reinvested in additional Shares at the NAV per Share, that is, without sales charge.

ABANDONED PROPERTY
It is important that the Fund maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the investor or rightful owner of the account. If the Fund is unable to locate the investor, it will determine whether the investor’s account has legally been abandoned. Mutual fund accounts may be transferred to the state government of an investor’s state of residence if no activity occurs within the account during the “inactivity period” specified in the applicable state’s abandoned property laws, which vary by state. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent at least annually to ensure your account remains in active status. Investors who are residents of the state of Texas may designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Fund to complete a Texas Designation of Representative form.

INVESTMENT ADVISORY AND OTHER SERVICES

Information About Adviser. Evercore Wealth Management, LLC, the Fund’s investment adviser, with principal offices at 55 East 52nd Street, 23rd Floor, New York, New York 10055 is a Delaware limited liability company. The Adviser has served as the investment adviser to the Fund and the Predecessor Fund since May 1, 2010.

The following table sets forth the name of the parent company of the Adviser as of the date of this SAI, and shows the basis of control of the Adviser. The parent company’s address is 55 East 52nd Street, 23rd Floor, New York, New York 10055. No person other than the entity named below owns 25% or more of the voting securities of the Adviser.

Name	Entity in Which Interest is Owned
Evercore Partners Services East, LLC	Evercore Wealth Management, LLC

The Advisory Agreement. The Adviser furnishes investment advisory research, statistical and managerial services and provides the Fund with a continuous investment program pursuant to an Investment Advisory Contract (the “Advisory Agreement”). Under the Advisory Agreement the Fund pays its own expenses including interest charges; taxes; costs of purchasing and selling securities for its portfolio; rent of office space; expenses of redemption of shares; auditing and legal expenses; expenses attributable to setting the type for and printing only such copies of prospectuses as are filed with any federal or state agency, regulatory authority or governmental department; trustees’ fees and expenses necessarily incurred by trustees in attendance at trustees’ meetings; expenses of administrative personnel and administrative services; custodian fees; fees of the Transfer Agent, the registrar and the dividend disbursing agent; cost of stock certificates and corporate reports; all other printing expenses not specifically allocated to the Adviser under the Agreement; costs in connection with Board meetings and meetings of Stockholders, including proxy material preparation and distribution, filing fees, dues, insurance premiums, miscellaneous management and operating expenses and expenses of an extraordinary and nonrecurring nature.

The Advisory Agreement provides that it shall continue in effect for a period of two years from its effective date and that it may be continued from year to year thereafter only if specifically approved at least annually by a vote of a majority of the Board of Trustees, or by the vote of a majority of the Fund’s outstanding voting securities. In either case, each continuance must be approved by a majority vote of the trustees who are not parties to such contract or “interested persons” (as defined in the 1940 Act) of any such party to such contract (other than as trustees of the Trust) cast in person at a meeting called for that purpose.

The Advisory Agreement may be amended or modified only by the vote of a majority of the Fund’s outstanding voting securities and a majority of the Board of Trustees, including a majority of such trustees who are not parties of the Agreement or “interested persons” (as so defined) of any such party (other than as trustees of the Fund).

The Advisory Agreement may be terminated, without penalty, on 60 days’ written notice to the Adviser, by the Board of Trustees or by the vote of a majority of the Fund’s outstanding voting securities. It automatically terminates upon its “assignment” within the meaning of Section 2(a)(4) of the 1940 Act.

Description of the Advisory Fee. The Advisory Agreement provides for an advisory fee equal to 0.75% of the Fund’s average daily net assets on an annualized basis. Such advisory fee is calculated and paid monthly. The tables below set forth, for the fiscal years ended December 31, 2023, 2022 and 2021, the management fees payable to the Adviser by the Fund; the amount of the advisory fees and Fund operating expenses waived or reimbursed by the Adviser, or the expenses reimbursed by the Fund, in accordance with the expense limitation agreement described below; and the net advisory fees paid by the Fund to the Adviser after giving effect to any waivers by the Adviser or reimbursement by the Fund:

Advisory Fees Paid by Fund to the Adviser
Fiscal Year Ended	Advisory Fee Accrued	Advisory Fees (Waived)/Recouped	Advisory Fee After Fees (Waived)/Recouped
December 31, 2023	$2,660,697	$0	$2,660,697
December 31, 2022	$2,455,225	$0	$2,455,225
December 31, 2021	$2,457,488	$38,899	$2,496,387

Expense Limitation. The Adviser has contractually agreed to waive all or a portion of its agreed to advisory fees with respect to the Fund under the Advisory Agreement, and to reimburse the Fund for operating expenses it incurs to the extent necessary to ensure that the total operating expenses (excluding all federal, state and local taxes, interest, dividends and interest on short positions, acquired fund fees and expenses, brokerage commissions and other costs incurred in connection with the purchase and sale of securities and extraordinary items) of the Fund do not exceed 1.00% of the Fund’s average daily net assets annually. This expense limitation agreement will continue in effect until April 30, 2025, with successive renewal terms of one year unless terminated by the Board of Trustees prior to any such renewal. The Adviser has a right to receive reimbursement from the Fund for fee reductions and/or expense payments made pursuant to the expense limitation agreement in the prior three fiscal years, provided that after giving effect to such reimbursement total operating expenses (excluding all federal, state and local taxes, interest, dividends and interest on short positions, acquired fund fees and expenses, brokerage commissions and other costs incurred in connection with the purchase and sale of securities and extraordinary items) of the Fund do not exceed 1.00% of the Fund’s average daily net assets in the year of reimbursement. As of December 31, 2023, the Adviser has recouped all eligible previously waived expenses.

Portfolio Managers. Timothy Evnin, Partner and Portfolio Manager of the Adviser, Charles D. Ryan, Partner and Portfolio Manager of the Adviser, and Michael Seppelt, CFA, Partner and Portfolio Manager of the Adviser (the “Portfolio Managers”), are responsible for the investment management of the Fund.

The following table provides information regarding other accounts managed by the portfolio managers as of December 31, 2023:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance

Timothy Evnin
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	271	$967.949 million	0	$0

Charles D. Ryan
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$46.504 million	0	$0
Other Accounts	195	$1,072.774 million	0	$0

Michael Seppelt
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	245	$613.291 million	0	$0

Material Conflict of Interest. Where conflicts of interest arise between the Fund and other accounts managed by the Portfolio Managers, the Portfolio Managers will proceed in a manner that ensures that the Fund will not be treated materially less favorably. There may be instances where similar portfolio transactions may be executed for the same security for numerous accounts managed by the Portfolio Managers. In such instances, securities will be allocated in accordance with the Adviser’s trade allocation policy. In addition, the Fund’s Code of Ethics sets forth principles for employee personal securities transactions in a manner to avoid any potential or actual conflicts of interest with Fund clients.

Compensation. As of December 31, 2023, the Portfolio Managers’ compensation is made up of a fixed base salary augmented by optional participation in the Adviser’s retirement, health and welfare benefits program, as well as an annual variable discretionary bonus which may be comprised of cash, stock or deferred compensation, and is based on the achievement of investment and non-investment related professional goals. All such compensation is paid by the Adviser and this structure is used for the Portfolio Managers regardless of the type of account they manage for the Adviser. The value of the assets held in the Fund’s portfolio over the previous year and the Fund’s pre- and post-tax performance against the S&P 500 index may be among the factors the Adviser considers when determining the Portfolio Managers’ annual variable discretionary bonus.

Securities Owned in the Fund by Portfolio Managers. As of December 31, 2023, the Portfolio Managers beneficially owned shares of the Fund as follows:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Timothy Evnin	over $1,000,000
Charles Ryan	$100,001 - $500,000
Michael Seppelt	$500,001 - $1,000,000

The Underwriting Agreement. Pursuant to a distribution agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, the Distributor acts as the Fund’s principal underwriter, provides certain administration services and promotes and arranges for the sale of the Fund’s shares. The offering of the Fund’s shares is continuous. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is an indirect, wholly-owned subsidiary of Foreside Distributors, LLC.

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Fund on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the of Trustees, including a majority of the Trustees who are not “interested persons” (as so defined) of the Fund, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

During the Fund fiscal years ended December 31, 2020 through 2023, neither the Distributor nor the Adviser received any underwriting commissions.

Administrator. Pursuant to a Fund Administrative Services Agreement, Fund Services is the Fund’s administrator. As such, Fund Services provides certain administrative services, such as compliance monitoring, regulatory filings, financial, shareholder, regulatory and tax reporting, and state registrations. The Fund incurred the following expenses for fund administration services provided by Fund Services during the previous three fiscal years:

Fund Administrative Expenses For Fiscal Years Ended December 31,
2023	2022	2021
$368,768	$348,622	$359,127

Fund Accounting and Transfer Agent. Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, serves as Fund Accountant and Transfer Agent to the Fund pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. Under the Fund Accounting Servicing Agreement, Fund Services will provide portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. Fund Services will receive a fund accounting fee from the Fund, which will be billed on a monthly basis. Under the Transfer Agent Servicing Agreement, Fund Services will provide all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; (2) mailing shareholder reports and prospectuses to current shareholders; and (3) providing blue sky services to monitor the number of Fund shares sold in each state. Fund Services will receive a transfer agent fee, which will be billed on a monthly basis.

Custodian. The Custodian for the Fund is U.S. Bank, N.A., 1555 N. River Center Drive, Suite 302, Milwaukee, WI 53212, an affiliate of Fund Services. As Custodian, U.S. Bank, N.A. holds all of securities and cash owned by the Fund.

Independent Registered Public Accounting Firm. Cohen & Company, Ltd., is the Fund’s independent registered public accounting firm, providing audit services, tax services and assistance with respect to the preparation of filings with the SEC for the Fund.

PROXY VOTING GUIDELINES

These guidelines are designed to reflect the fiduciary duty to vote proxies in favor of shareholder interests. In determining votes, the Adviser will not subordinate the economic interest of the Fund to any other entity or interested party. The following guidelines will be used for each of the following four categories of issues:

Routine Proposals. Routine proposals are those that do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, these issues include:

•Approval of auditors
•Election of directors
•Indemnification provisions for directors
•Liability limitations of directors
•Name changes

Non-Routine Proposals. Issues in this category are more likely to affect the structure and operations of the corporation and therefore will have a greater impact on the value of a shareholder’s investment. The Adviser will review each issue in this category on a case-by-case basis. As previously stated, voting decisions will be made based on the financial interest of the Fund. Non-routine matters include:

•Mergers and acquisitions
•Restructuring
•Reincorporation
•Changes in capitalization

•Increase in number of directors
•Increase in preferred stock
•Increase in common stock
•Stock option plans

Corporate Governance Proposals. Proxies will generally be voted against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

•Poison pills
•Golden parachutes
•Greenmail
•Supermajority voting
•Dual class voting
•Classified boards

Shareholder Proposals. Proposals submitted by shareholders for vote usually include issues of corporate governance and other non-routine matters. Each issue will be reviewed on a case-by-case basis in order to determine the position that best represents the financial interest of the Fund. Shareholder matters include:

•Annual election of directors
•Anti-poison pill
•Anti-greenmail
•Confidential voting
•Cumulative voting

Although many proxy proposals can be voted in accordance with the Adviser’s proxy voting guidelines, some proposals will require special consideration, and the Adviser will make a decision on a case-by-case basis in these situations.

Where a proxy proposal raises a material conflict between the Adviser’s interests and the Fund’s interests, the Adviser will resolve the conflict as follows:

To the extent the Adviser is making a case-by-case determination under its proxy voting guidelines, the Adviser will disclose the conflict to the Board of Trustees and obtain the Board of Trustees’ consent to vote or direct the matter to an independent third party, selected by the Board of Trustees, for a vote determination. If the Board of Trustees’ consent or the independent third party’s determination is not received in a timely manner, the Adviser will abstain from voting the proxy.

Information regarding how the Fund voted its proxies during the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling the Fund at 1-800-443-4693, and on the SEC’s website at http://www.sec.gov.

ANTI-MONEY LAUNDERING PROGRAM

The Fund has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the

Fund’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s distributor and the Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.

FINANCIAL STATEMENTS

The financial statements of the Fund are incorporated herein by reference to the Fund’s Annual Report, filed electronically with the SEC on March 8, 2024. These financial statements include the schedule of investments, statement of assets and liabilities, statement of operations, statements of changes in net assets, financial highlights, notes and the report of the Fund’s independent registered public accounting firm.

Appendix A – Description of Bond Ratings

S&P Global Ratings’ (“S&P”) Long-Term Issue Credit Ratings:

AAA – An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA – An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A – An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB – An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments on the obligation.

BB, B, CCC, CC, and C – Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB – An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B – An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC – An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC – An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C – An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D – An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed debt restructuring.

NR – This indicates that a rating has not been assigned or is no longer assigned.

Plus (+) or Minus (-) – The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Moody’s Investors Service, Inc.’s (“Moody’s”) Global Long-Term Rating Scale:

Aaa – Obligations rated Aaa are judged to be of the highest quality and are subject to the lowest level of credit risk.

Aa – Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A – Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa – Obligations rated Baa are judged to be medium-grade and are subject to moderate credit risk, and as such may possess certain speculative characteristics.

Ba – Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B – Obligations rated B are considered speculative and are subject to high credit risk.

Caa – Obligations rated Caa are judged to be speculative, of poor standing and are subject to very high credit risk.

Ca – Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C – Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Modifiers: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

S&P’s Short-Term Issue Credit Ratings:

A-1 – A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2 - A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3 - A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments on the obligation.

B - A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C - A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D - A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed debt restructuring.

Dual Ratings – S&P may assign “dual” ratings to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, ‘AAA/A-1+’ or ‘A-1+/A-1’). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, ‘SP-1+/A-1+’).

NR -- This indicates that a rating has not been assigned or is no longer assigned.

Moody’s Global Short-Term Rating Scale:

P-1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
A-4

WALL STREET EWM FUNDS TRUST
PART C

OTHER INFORMATION
Item 28.    Exhibits.

(a)			Organizational Documents
	(1)		Certificate of Trust.(1)
	(2)		Certificate of Amendment to Certificate of Trust.(3)
	(3)		Declaration of Trust.(1)
		(i)	Amendment to the Agreement and Declaration of Trust.(2)
(b)			By-Laws
	(1)		By-laws.(1)
	(2)		Amended and Restated By-laws.(2)
(c)			Instruments Defining Rights of Security Holders are incorporated into the Registrant’s Declaration of Trust and By-Laws.
(d)			Investment Advisor Contract.(3)
(e)			Distribution Agreement.(3)
	(1)		Novation of Distribution Agreement.
(f)			Bonus or Profit Sharing Contracts – Not Applicable.
(g)	(1)		Custody Agreement.(2)
	(2)		Amendment to Custody Agreement.(3)
(h)			Other Material Contracts.
	(1)		Fund Administration Servicing Agreement.(3)
	(2)		Transfer Agent Servicing Agreement.(3)
	(3)		Fund Accounting Servicing Agreement.(3)
	(4)		Power of Attorney.(4)
	(5)		Operating Expenses Limitation Agreement.(3)
(i)			Legal Opinions.
	(1)		Opinion and Consent of Counsel – filed herewith.
(j)			Other Opinions.
	(1)		Consent of Independent Registered Public Accounting Firm – filed herewith.
(k)			Omitted Financial Statements – Not Applicable.
(l)			Agreement Relating to Initial Capital – Not Applicable.
(m)			Rule 12b-1 Plan – Not Applicable.
(n)			Rule 18f-3 Plan – Not Applicable.
(o)			Reserved.
(p)			Code of Ethics.
	(1)		Code of Ethics for Fund and Adviser.(3)
	(2)		Code of Ethics for Principal Underwriter.(3)

(1)Previously filed with the Registration Statement on Form N-1A on April 14, 2011.
(2)Previously filed with the Registration Statement on Form N-1A/A on June 28, 2011.
(3)Previously filed with the Registration Statement on Form N-1A on September 30, 2014.
(4)Previously filed with the Registration Statement on Form N-1A on April 28, 2015.

1

Item 29.    Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.    Indemnification

Reference is made to Article 8 of the Registrant’s Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31.    Business and Other Connections of Investment Adviser

Evercore Wealth Management, LLC (the “Adviser”) is the investment adviser for the series comprising the Wall Street EWM Funds Trust. See captions “Management of the Fund” in the Registrant’s Prospectus and “Investment Advisory and Other Services” in the Registrant’s Statement of Additional Information.

With respect to the Adviser, the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), dated March 29, 2024 (File No. 801-69645). The Advisor’s Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 32.    Principal Underwriter.

(a)    Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following     investment companies registered under the Investment Company Act of 1940, as amended:

Item 32. Quasar Distributors, LLC

Item 32(a)    Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.Advisor Managed Portfolios
2.Capital Advisors Growth Fund, Series of Advisors Series Trust
3.Chase Growth Fund, Series of Advisors Series Trust
4.Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
5.Edgar Lomax Value Fund, Series of Advisors Series Trust
6.First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
7.First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
8.Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust
9.Huber Large Cap Value Fund, Series of Advisors Series Trust
10.Huber Mid Cap Value Fund, Series of Advisors Series Trust
11.Huber Select Large Cap Value Fund, Series of Advisors Series Trust
12.Huber Small Cap Value Fund, Series of Advisors Series Trust
13.Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
14.Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
15.Medalist Partners Short Duration Fund, Series of Advisors Series Trust
2

16.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
17.PIA BBB Bond Fund, Series of Advisors Series Trust
18.PIA High Yield (MACS) Fund, Series of Advisors Series Trust
19.PIA High Yield Fund, Series of Advisors Series Trust
20.PIA MBS Bond Fund, Series of Advisors Series Trust
21.PIA Short-Term Securities Fund, Series of Advisors Series Trust
22.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
23.Poplar Forest Partners Fund, Series of Advisors Series Trust
24.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
25.Pzena International Small Cap Value Fund, Series of Advisors Series Trust
26.Pzena International Value Fund, Series of Advisors Series Trust
27.Pzena Mid Cap Value Fund, Series of Advisors Series Trust
28.Pzena Small Cap Value Fund, Series of Advisors Series Trust
29.Reverb ETF, Series of Advisors Series Trust
30.Scharf Fund, Series of Advisors Series Trust
31.Scharf Global Opportunity Fund, Series of Advisors Series Trust
32.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
33.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
34.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
35.VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust
36.The Aegis Funds
37.Allied Asset Advisors Funds
38.Angel Oak Funds Trust
39.Angel Oak Strategic Credit Fund
40.Brookfield Infrastructure Income Fund, Inc.
41.Brookfield Investment Funds
42.Buffalo Funds
43.DoubleLine Funds Trust
44.EA Series Trust (f/k/a Alpha Architect ETF Trust)
45.Ecofin Tax-Advantaged Social Impact Fund, Inc.
46.AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
47.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
48.AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
49.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
50.AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
51.AAM Transformers ETF, Series of ETF Series Solutions
52.AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
53.Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
54.Aptus Defined Risk ETF, Series of ETF Series Solutions
55.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
56.Aptus Enhanced Yield ETF, Series of ETF Series Solutions
57.Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
58.Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
59.Blue Horizon BNE ETF, Series of ETF Series Solutions
60.BTD Capital Fund, Series of ETF Series Solutions
61.Carbon Strategy ETF, Series of ETF Series Solutions
62.ClearShares OCIO ETF, Series of ETF Series Solutions
63.ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
64.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
65.Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
66.Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
67.Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
68.ETFB Green SRI REITs ETF, Series of ETF Series Solutions
69.Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
70.Hoya Capital Housing ETF, Series of ETF Series Solutions
71.International Drawdown Managed Equity ETF, Series of ETF Series Solutions
72.LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
73.LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
74.LHA Market State Tactical Q ETF, Series of ETF Series Solutions
75.LHA Risk-Managed Income ETF, Series of ETF Series Solutions
3

76.McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
77.Nationwide Nasdaq-100 Risk-Managed Income ETF, Series of ETF Series Solutions
78.NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
79.Opus Small Cap Value ETF, Series of ETF Series Solutions
80.Range Cancer Therapeutics ETF, Series of ETF Series Solutions
81.Roundhill Acquirers Deep Value ETF, Series of ETF Series Solutions
82.The Acquirers Fund, Series of ETF Series Solutions
83.The Brinsmere Fund - Conservative ETF, Series of ETF Series Solutions
84.The Brinsmere Fund - Growth ETF, Series of ETF Series Solutions
85.U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
86.U.S. Global JETS ETF, Series of ETF Series Solutions
87.U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
88.US Vegan Climate ETF, Series of ETF Series Solutions
89.Vest 10 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
90.Vest 2 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
91.First American Funds Trust
92.FundX Investment Trust
93.The Glenmede Fund, Inc.
94.The Glenmede Portfolios
95.The GoodHaven Funds Trust
96.Harding, Loevner Funds, Inc.
97.Hennessy Funds Trust
98.Horizon Funds
99.Hotchkis & Wiley Funds
100.Intrepid Capital Management Funds Trust
101.Jacob Funds Inc.
102.The Jensen Quality Growth Fund Inc.
103.Kirr, Marbach Partners Funds, Inc.
104.Leuthold Funds, Inc.
105.Core Alternative ETF, Series of Listed Funds Trust
106.Opportunistic Trader ETF, Series of Listed Funds Trust
107.Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
108.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
109.LKCM Funds
110.LoCorr Investment Trust
111.MainGate Trust
112.ATAC Rotation Fund, Series of Managed Portfolio Series
113.Coho Relative Value Equity Fund, Series of Managed Portfolio Series
114.Coho Relative Value ESG Fund, Series of Managed Portfolio Series
115.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
116.Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
117.Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
118.Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
119.Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
120.Kensington Active Advantage Fund, Series of Managed Portfolio Series
121.Kensington Defender Fund, Series of Managed Portfolio Series
122.Kensington Dynamic Growth Fund, Series of Managed Portfolio Series
123.Kensington Managed Income Fund, Series of Managed Portfolio Series
124.LK Balanced Fund, Series of Managed Portfolio Series
125.Muhlenkamp Fund, Series of Managed Portfolio Series
126.Nuance Concentrated Value Fund, Series of Managed Portfolio Series
127.Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series
128.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
129.Olstein All Cap Value Fund, Series of Managed Portfolio Series
130.Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series
131.Port Street Quality Growth Fund, Series of Managed Portfolio Series
132.Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
133.Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
134.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
135.Reinhart International PMV Fund, Series of Managed Portfolio Series
4

136.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
137.Tortoise Energy Infrastructure and Income Fund, Series of Managed Portfolio Series
138.Tortoise Energy Infrastructure Total Return Fund, Series of Managed Portfolio Series
139.Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
140.Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
141.Hood River International Opportunity Fund, Series of Manager Directed Portfolios
142.Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
143.Mar Vista Strategic Growth Fund, Series of Manager Directed Portfolios
144.Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios
145.Mason Capital Fund Trust
146.Matrix Advisors Funds Trust
147.Matrix Advisors Value Fund, Inc.
148.Monetta Trust
149.Nicholas Equity Income Fund, Inc.
150.Nicholas Fund, Inc.
151.Nicholas II, Inc.
152.Nicholas Limited Edition, Inc.
153.Oaktree Diversified Income Fund Inc.
154.Permanent Portfolio Family of Funds
155.Perritt Funds, Inc.
156.Procure ETF Trust II
157.Professionally Managed Portfolios
158.Prospector Funds, Inc.
159.Provident Mutual Funds, Inc.
160.Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
161.Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
162.Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
163.Aquarius International Fund, Series of The RBB Fund, Inc.
164.Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
165.Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.
166.Boston Partners Emerging Markets Fund, Series of The RBB Fund, Inc.
167.Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
168.Boston Partners Global Long/Short Fund, Series of The RBB Fund, Inc.
169.Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
170.Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
171.Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
172.Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
173.Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
174.F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
175.F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
176.F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
177.F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
178.Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
179.Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
180.Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
181.Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
182.Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
183.Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
184.Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
185.SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
186.SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
187.SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
188.SGI Global Equity Fund, Series of The RBB Fund, Inc.
189.SGI Peak Growth Fund, Series of The RBB Fund, Inc.
190.SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
191.SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
192.SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
193.SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
194.SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
195.US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
5

196.US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
197.US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
198.US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
199.US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
200.US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
201.US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
202.US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
203.US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
204.US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
205.WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
206.WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
207.The RBB Fund Trust
208.RBC Funds Trust
209.Series Portfolios Trust
210.Thompson IM Funds, Inc.
211.TrimTabs ETF Trust
212.Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
213.Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
214.CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
215.CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
216.CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
217.RiverPark Strategic Income Fund, Series of Trust for Professional Managers
218.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
219.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
220.Jensen Quality Value Fund, Series of Trust for Professional Managers
221.Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
222.Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
223.Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
224.USQ Core Real Estate Fund
225.Wall Street EWM Funds Trust
226.Wisconsin Capital Funds, Inc.

Item 32(b)    The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, ME 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Weston Sommers	Three Canal Plaza, Suite 100, Portland ME 04101	Financial and Operations Principal and Chief Financial Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan L. LaFond	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer and Treasurer	None

(c) Not applicable.

6

Item 33.    Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:

Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Investment Adviser	Evercore Wealth Management, LLC 55 East 52nd Street, 23rd Floor New York, New York 10055
Registrant’s Principal Underwriter	Quasar Distributors, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101
Registrant’s Custodian	U.S. Bank, National Association 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212

Item 34.    Management Services

Not Applicable.

Item 35.    Undertakings

Not Applicable.

7

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on the 25th day of April, 2024.

By: /s/ Ruth P. Calaman
Ruth P. Calaman
Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 27 to the Registrant’s Registration Statement has been signed below on April 25, 2024 by the following persons in the capacities indicated.

Frederick Taylor* Frederick Taylor	Chairman, President and Trustee
Laird I. Grant* Laird I. Grant	Independent Trustee
Katharine L. Plourde * Katharine L. Plourde	Independent Trustee
/s/ Ruth P. Calaman Ruth P. Calaman	Executive Vice President, Secretary and Chief Compliance Officer
/s/ Dianna Caban Dianna Caban	Executive Vice President and Treasurer
* By: /s/ Ruth P. Calaman Ruth P. Calaman *Attorney-in-Fact pursuant to Power of Attorney previously filed on April 28, 2015.

8

EXHIBIT LIST

Exhibit Number	Description
EX.99.i.1	Opinion and Consent of Counsel
EX.99.j.1	Consent of Independent Registered Public Accounting Firm